UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                      Date of fiscal year end: May 31, 2009

                    Date of reporting period: August 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS


WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

INFLATION-PROTECTED BOND PORTFOLIO


  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
US TREASURY SECURITIES: 99.28%
US TREASURY BONDS: 52.61%
$  2,835,248   US TREASURY BOND - INFLATION PROTECTED&<<                 1.38%         07/15/2018    $   2,764,354
   5,111,065   US TREASURY BOND - INFLATION PROTECTED&<<                 1.63          01/15/2018        5,102,744
   5,027,534   US TREASURY BOND - INFLATION PROTECTED&<<                 1.75          01/15/2028        4,712,489
   6,663,196   US TREASURY BOND - INFLATION PROTECTED&<<                 1.88          07/15/2015        6,855,978
   7,792,556   US TREASURY BOND - INFLATION PROTECTED&<<                 2.00          07/15/2014        8,101,362
   6,320,601   US TREASURY BOND - INFLATION PROTECTED&<<                 2.00          01/15/2016        6,530,624
   6,507,960   US TREASURY BOND - INFLATION PROTECTED&<<                 2.00          01/15/2026        6,373,777
   5,586,205   US TREASURY BOND - INFLATION PROTECTED&<<                 2.38          01/15/2017        5,930,218
   9,562,273   US TREASURY BOND - INFLATION PROTECTED&<<                 2.38          01/15/2025        9,891,891
   5,233,678   US TREASURY BOND - INFLATION PROTECTED&<<                 2.38          01/15/2027        5,416,921
   4,971,075   US TREASURY BOND - INFLATION PROTECTED&<<                 2.63          07/15/2017        5,397,686
   2,095,012   US TREASURY BOND - INFLATION PROTECTED&<<                 3.38          04/15/2032        2,598,658
   6,694,628   US TREASURY BOND - INFLATION PROTECTED&<<                 3.63          04/15/2028        8,252,185
   8,096,823   US TREASURY BOND - INFLATION PROTECTED&<<                 3.88          04/15/2029       10,386,899
                                                                                                        88,315,786
                                                                                                     -------------
US TREASURY NOTES: 46.67%
   2,830,479   US TREASURY NOTE - INFLATION PROTECTED&<<                 0.63          04/15/2013        2,758,827
  10,559,366   US TREASURY NOTE - INFLATION PROTECTED&<<                 0.88          04/15/2010       10,584,202
   7,343,232   US TREASURY NOTE - INFLATION PROTECTED&<<                 1.63          01/15/2015        7,453,496
   7,836,780   US TREASURY NOTE - INFLATION PROTECTED&<<                 1.88          07/15/2013        8,098,957
   5,303,662   US TREASURY NOTE - INFLATION PROTECTED&<<                 2.00          04/15/2012        5,479,413
   8,724,975   US TREASURY NOTE - INFLATION PROTECTED&<<                 2.00          01/15/2014        9,053,705
   6,270,721   US TREASURY NOTE - INFLATION PROTECTED&<<                 2.38          04/15/2011        6,499,179
   6,547,642   US TREASURY NOTE - INFLATION PROTECTED&<<                 2.50          07/15/2016        7,012,334
   8,528,366   US TREASURY NOTE - INFLATION PROTECTED&<<                 3.00          07/15/2012        9,162,265
   2,673,266   US TREASURY NOTE - INFLATION PROTECTED&<<                 3.38          01/15/2012        2,885,116
   4,543,440   US TREASURY NOTE - INFLATION PROTECTED&<<                 3.50          01/15/2011        4,836,755
   4,296,996   US TREASURY NOTE - INFLATION PROTECTED&<<                 4.25          01/15/2010        4,519,482
                                                                                                        78,343,731
                                                                                                     -------------
TOTAL US TREASURY SECURITIES (COST $164,228,598)                                                       166,659,517
                                                                                                     -------------

   SHARES
------------   ---------------------------------------------------   -------------   -------------   -------------
SHARES
COLLATERAL FOR SECURITIES LENDING: 45.05%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.39%
   1,423,745   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                 1,423,745
   1,423,745   DAILY ASSETS FUND INSTITUTIONAL                                                           1,423,745
   1,423,745   DREYFUS CASH MANAGEMENT FUND                                                              1,423,745
   1,423,745   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                           1,423,745
                                                                                                         5,694,980
                                                                                                     -------------

  PRINCIPAL                                                          INTEREST RATE   MATURITY DATE
------------   ---------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 41.66%
$  1,186,454   ALPINE SECURITIZATION CORPORATION++                       2.47%         09/18/2008        1,184,908
     210,925   AMSTEL FUNDING CORPORATION++                              2.50          09/02/2008          210,881
   1,212,820   AMSTEL FUNDING CORPORATION++                              2.70          09/03/2008        1,212,456
     448,216   ASPEN FUNDING CORPORATION++                               2.12          09/02/2008          448,137
     487,765   ASPEN FUNDING CORPORATION++                               2.48          09/25/2008          486,891
   1,080,992   ATLANTIS ONE FUNDING CORPORATION++                        2.55          09/26/2008        1,078,924
   8,621,569   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $8,623,609)                 2.13          09/02/2008        8,621,569
   1,318,283   BASF FINANCE EUROPE NV+++/-                               2.80          10/17/2008        1,317,775
   1,186,454   CAFCO LLC++                                               2.40          09/22/2008        1,184,635
     474,582   CANCARA ASSET SECURITIZATION LIMITED++                    2.50          09/04/2008          474,417


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

INFLATION-PROTECTED BOND PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    474,582   CBA (DELAWARE) FINANCE INCORPORATED                       2.35%         09/02/2008    $     474,489
     295,143   CHEYNE FINANCE LLC+++/-####(a)(i)                         1.99          02/25/2008            4,870
   1,028,261   CRC FUNDING LLC++                                         2.42          09/23/2008        1,026,602
   1,819,230   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT
                  - 102%
               COLLATERALIZED BY MONEY MARKET SECURITIES
                  (MATURITY VALUE $1,819,675)                            2.20          09/02/2008        1,819,230
   1,265,446   DANSKE BANK A/S COPENHAGEN                                1.88          09/02/2008        1,265,446
   1,898,327   DANSKE BANK A/S COPENHAGEN                                2.03          09/02/2008        1,898,327
     764,604   DANSKE BANK A/S COPENHAGEN                                2.03          09/02/2008          764,604
   1,661,036   DANSKE BANK A/S COPENHAGEN                                2.15          09/02/2008        1,661,036
   1,529,208   DANSKE BANK A/S COPENHAGEN                                2.18          09/02/2008        1,529,208
   1,529,208   DANSKE BANK A/S COPENHAGEN                                2.20          09/02/2008        1,529,208
   1,713,768   DANSKE BANK A/S COPENHAGEN                                2.23          09/02/2008        1,713,768
     369,119   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES
                  (MATURITY VALUE $369,208)                              2.18          09/02/2008          369,119
   6,459,585   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $6,461,121)                 2.14          09/02/2008        6,459,585
     922,798   ERASMUS CAPITAL CORPORATION++                             2.48          09/02/2008          922,607
   1,186,454   FAIRWAY FINANCE CORPORATION++                             2.54          09/16/2008        1,185,031
     610,866   FALCON ASSET SECURITIZATION CORPORATION++                 2.45          09/22/2008          609,910
     764,604   FALCON ASSET SECURITIZATION CORPORATION++                 2.45          09/25/2008          763,251
     321,055   FORTIS BANQUE LUXEMBOURG                                  2.47          09/18/2008          320,636
     290,022   GEMINI SECURITIZATION INCORPORATED++                      2.47          09/26/2008          289,485
     659,141   GRAMPIAN FUNDING LIMITED++                                2.56          09/24/2008          657,970
     634,205   GRYPHON FUNDING LIMITED(A)(I)                             0.00          08/23/2009          282,031
     922,798   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(a)(i)       2.55          10/16/2008          922,798
     527,313   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET
                  SECURITIES (MATURITY VALUE $527,442)                   2.20          09/02/2008          527,313
   7,118,727   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $7,120,412)                 2.13          09/02/2008        7,118,727
     500,947   JUPITER SECURITIZATION CORPORATION++                      2.45          09/25/2008          500,061
     553,679   LIBERTY STREET FUNDING CORPORATION++                      2.47          09/17/2008          552,995
     375,711   LIBERTY STREET FUNDING CORPORATION++                      2.48          09/19/2008          375,193
     355,936   LMA AMERICAS LLC++                                        2.58          09/23/2008          355,324
   1,186,454   MAZARIN FUNDING CORPORATION++                             2.50          09/26/2008        1,184,230
     659,141   METLIFE GLOBAL FUNDING I+++/-                             2.47          10/21/2008          659,032
     347,420   MONT BLANC CAPITAL CORPORATION                            2.55          09/05/2008          347,273
     210,925   MONT BLANC CAPITAL CORPORATION++                          2.55          09/08/2008          210,791
     405,372   MORGAN STANLEY+/-                                         2.62          10/15/2008          405,372
     659,141   NATEXIS BANQUES POPULAIRES+++/-                           2.80          09/08/2008          659,126
     131,828   NORDEA NORTH AMERICA INCORPORATED                         2.39          09/16/2008          131,679
     197,742   OLD LINE FUNDING CORPORATION++                            2.50          09/08/2008          197,619
   1,028,261   PRUDENTIAL PLC++                                          2.42          09/10/2008        1,027,500
   1,186,454   RANGER FUNDING CORPORATION++                              2.45          09/24/2008        1,184,436
     870,067   SALISBURY RECEIVABLES COMPANY++                           2.50          09/10/2008          869,402
     790,970   SCALDIS CAPITAL LIMITED++                                 2.60          09/24/2008          789,542
   1,170,635   SHEFFIELD RECEIVABLES CORPORATION++                       2.48          09/09/2008        1,169,829
   1,186,454   SOLITAIRE FUNDING LLC++                                   2.45          09/26/2008        1,184,274
   1,054,626   STANFIELD VICTORIA FUNDING LLC+++/-####(a)(i)             2.79          04/03/2008          843,701
     593,227   STARBIRD FUNDING CORPORATION++                            2.70          09/23/2008          592,159
     632,776   STARBIRD FUNDING CORPORATION++                            2.76          09/24/2008          631,567
   1,133,723   SWEDBANK MORTGAGE AB                                      2.48          09/19/2008        1,132,161
   2,636,565   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-(a)(i)           2.32          10/31/2008        2,636,565
     237,291   TULIP FUNDING CORPORATION++                               2.45          09/26/2008          236,855
     659,141   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-        2.49          10/08/2008          659,064
     659,141   VICTORIA FINANCE LLC+++/-####(a)(i)                       2.48          05/02/2008          527,313
     659,141   VICTORIA FINANCE LLC+++/-####(a)(i)                       2.22          08/07/2008          527,313
                                                                                                        69,926,220
                                                                                                     -------------
               TOTAL COLLATERAL FOR SECURITIES LENDING
                  (COST $76,322,153)                                                                    75,621,200
                                                                                                     -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

INFLATION-PROTECTED BOND PORTFOLIO

SHARES                         SECURITY NAME                                                            VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
SHORT-TERM INVESTMENTS: 0.75%
   1,148,891   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                          $   1,148,891
                                                                                                     -------------

  PRINCIPAL                                                          INTEREST RATE   MATURITY DATE
------------   ---------------------------------------------------   -------------   -------------   -------------
US TREASURY BILLS: 0.06%
     100,000   US TREASURY BILL###                                        1.55%        10/16/2008           99,811
                                                                                                     -------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,248,702)                                                           1,248,702
                                                                                                     -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $241,799,453)*                                                    145.08%                      $ 243,529,420
OTHER ASSETS AND LIABILITIES, NET                                       (45.08)                        (75,665,053)
                                                                        ------                       -------------
TOTAL NET ASSETS                                                        100.00%                      $ 167,864,367
                                                                        ------                       -------------

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,148,891.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

PRINCIPAL                         SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
AGENCY SECURITIES: 23.10%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.52%
$  4,678,446   FHLMC #1G0157<<+/-                                        4.44%        03/01/2035     $   4,725,997
      10,683   FHLMC #410425+/-                                          7.13         09/01/2026            10,838
       5,664   FHLMC #410464+/-                                          7.13         11/01/2026             5,724
      85,776   FHLMC #606279+/-                                          6.15         02/01/2015            87,594
      36,509   FHLMC #846367+/-                                          6.24         04/01/2029            36,808
   1,071,952   FHLMC #A15838                                             5.50         12/01/2033         1,062,942
   2,188,087   FHLMC #A16678                                             5.50         12/01/2033         2,169,696
   8,911,711   FHLMC #E01653<<                                           4.50         06/01/2019         8,759,162
     835,149   FHLMC #E90248                                             6.00         06/01/2017           855,155
     783,147   FHLMC #E90573                                             6.00         07/01/2017           801,908
                                                                                                        18,515,824
                                                                                                     -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 20.37%
      11,555   FNMA #342042+/-                                           5.21          06/01/2025           11,728
       4,837   FNMA #344689+/-                                           5.14          11/01/2025            4,870
      29,189   FNMA #344692+/-                                           5.96          10/01/2025           29,375
      39,120   FNMA #347712+/-                                           5.13          06/01/2026           39,974
   4,493,260   FNMA #386890                                              3.99          04/01/2011        4,437,347
     255,274   FNMA #557072+/-                                           4.69          06/01/2040          254,904
     850,515   FNMA #656566                                              5.50          04/01/2018          858,525
   2,345,682   FNMA #678939                                              5.50          02/01/2018        2,367,774
     335,142   FNMA #701350<<                                            5.50          04/01/2018          338,298
   2,572,079   FNMA #725772<<                                            5.00          09/01/2034        2,474,628
   1,833,235   FNMA #731996+/-                                           4.14          09/01/2033        1,830,668
   1,791,909   FNMA #739757<<+/-                                         4.26          08/01/2033        1,798,910
   5,180,643   FNMA #741305<<                                            5.00          09/01/2018        5,137,934
   1,628,054   FNMA #741458+/-                                           4.44          10/01/2033        1,624,330
   5,494,647   FNMA #765178<<                                            5.00          01/01/2019        5,449,350
   1,206,485   FNMA #765769                                              5.00          02/01/2019        1,196,539
     491,468   FNMA #783245<<+/-                                         4.49          04/01/2034          488,331
   1,618,606   FNMA #783251<<+/-                                         4.49          04/01/2044        1,608,297
   5,862,777   FNMA #789463<<+/-                                         4.34          06/01/2034        5,960,097
     372,535   FNMA #795922                                              5.00          01/01/2020          373,190
     724,160   FNMA #797166                                              5.00          01/01/2020          721,585
     770,731   FNMA #797743                                              5.00          02/01/2020          767,990
     790,213   FNMA #797769                                              5.00          03/01/2020          787,403
   5,161,102   FNMA #801908                                              5.00          11/01/2019        5,118,554
   1,320,318   FNMA #805346                                              5.00          01/01/2020        1,315,622
     596,402   FNMA #806249                                              5.00          01/01/2020          594,281
     366,085   FNMA #806250                                              5.00          01/01/2020          366,728
   1,612,286   FNMA #809071                                              5.00          04/01/2020        1,606,553
     540,295   FNMA #809561                                              5.00          02/01/2020          538,374
   3,284,898   FNMA #834933<<+/-                                         5.03          07/01/2035        3,307,690
   5,000,000   FNMA #874331                                              5.43          02/01/2037        5,049,106
   1,000,000   FNMA #874479                                              5.19          04/01/2017          990,042
   5,702,700   FNMA #874542                                              5.60          06/01/2017        5,706,105
   6,111,766   FNMA #880156                                              5.50          02/01/2036        5,980,178
   3,612,125   FNMA #901922<<+/-                                         5.77          10/01/2036        3,685,609
  28,000,000   FNMA TBA%%                                                4.50          09/01/2019       27,116,264
  16,750,000   FNMA TBA%%                                                5.50          09/25/2038       16,540,625
  23,700,000   FNMA TBA%%                                                6.00          09/25/2038       23,929,606
   9,000,000   FNMA TBA%%                                                6.50          09/25/2038        9,255,942
                                                                                                       149,663,326
                                                                                                     -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.21%
     131,256   GNMA #345066                                              6.50          10/15/2023          135,817
      94,530   GNMA #346960                                              6.50          12/15/2023           97,815
      86,844   GNMA #354692                                              6.50          11/15/2023           89,862

   The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS


MANAGED FIXED INCOME PORTFOLIO

PRINCIPAL                         SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$    158,140   GNMA #361398                                              6.50%          01/15/2024   $     164,039
     123,486   GNMA #366641                                              6.50           11/15/2023         127,777
      75,640   GNMA #473918                                              7.00           04/15/2028          80,547
     414,046   GNMA #531436                                              7.00           06/15/2042         427,953
       8,755   GNMA #531965                                              7.72           12/15/2041           9,134
     404,306   GNMA #780626                                              7.00           08/15/2027         425,198
                                                                                                         1,558,142
                                                                                                     -------------
TOTAL AGENCY SECURITIES (COST $168,297,292)                                                            169,737,292
                                                                                                     -------------
ASSET BACKED SECURITIES: 7.49%
   3,461,267   CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5       6.60           02/25/2032       3,446,961
   3,500,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES SERIES
                  2007-2 CLASS A6                                        6.27           06/25/2037       2,769,571
   5,000,000   COLLEGE LOAN CORPORATION TRUST SERIES 2006-A CLASS
                  A3+/-                                                  2.89           10/25/2025       4,761,394
   4,000,000   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES
                  2006-S4 CLASS A6+/-(i)                                 5.83           07/25/2034       1,835,544
   1,980,544   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES
                  2007-S2 CLASS A6+/-(i)                                 5.78           05/25/2037         910,961
   1,351,707   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-G
                  CLASS2A+/-(i)                                          2.69           12/15/2035         542,281
   4,999,999   CPS AUTO TRUST SERIES 2006-D CLASS A4++                   5.12           08/15/2013       4,688,279
   2,310,000   CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS
                  AFX++                                                  4.64           06/15/2035       2,283,296
     489,765   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES
                  2005-HE1 CLASS A1VN+/-(i)                              2.69           08/25/2035         460,036
   1,269,274   GREEN TREE FINANCIAL CORPORATION SERIES 1997-7
                  CLASS A8+/-                                            6.86           07/15/2029       1,254,363
     277,005   GSAMP TRUST SERIES 2005-SEA1 CLASS A+/-++                 2.81           04/25/2035         272,026
   2,481,528   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES
                  SERIES 2005-2 CLASS A1+/-                              2.74           01/20/2035       2,090,312
   1,325,000   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-2
                  CLASS A4+/-                                            2.77           07/20/2036         939,671
   2,000,000   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-3
                  CLASS A3+/-                                            3.62           11/20/2036       1,688,193
   3,800,000   KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS
                  CTFS+/-                                                3.53           11/25/2036       3,606,960
   3,270,000   KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS
                  2A2+/-                                                 2.89           06/27/2025       2,845,132
   5,000,000   NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES
                  2006-2 CLASS AIO(I)(c)                                 6.00           08/25/2011         711,500
   4,000,000   ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS
                  A4                                                     4.34           05/15/2012       3,834,975
   2,873,101   RAAC SERIES 2007-RP4 CLASS A+/-(i)++                      2.82           06/25/2037       2,304,515
   3,000,000   SLM STUDENT LOAN TRUST SERIES 2003-1 CLASS
                  A5B+/-++                                               3.25           12/15/2032       2,779,689
   4,000,000   SLM STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-          2.85           09/15/2020       3,793,175
   1,458,411   TERWIN MORTGAGE TRUST SERIES 2006-2HGS CLASS
                  A1+/-(i)++                                             4.50           02/28/2036         411,169
   6,000,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-A
                  CLASS A4                                               4.88           04/12/2013       5,597,417
   1,834,520   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES
                  2007-HE2A CLASS A+/-(i)++                              2.60           07/25/2037       1,207,848
TOTAL ASSET BACKED SECURITIES (COST $65,503,564)                                                        55,035,268
                                                                                                     -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 29.45%
   4,957,481   ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2
                  CLASS 2A1+/-(i)                                        2.68           06/25/2037       3,093,224
   4,000,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                  SERIES 2005-6 CLASS A4+/-                              5.40           09/10/2047       3,771,883
   4,260,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                  SERIES 2005-6 CLASS ASB+/-                             5.18           09/10/2047       4,125,246
   6,000,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
                  INCORPORATED SERIES 2005-PW10 CLASS AAB                5.38           12/11/2040       5,860,003
   5,120,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
                  INCORPORATED SERIES 2006-PW11 CLASS AAB+/-             5.46           03/11/2039       4,917,049
   3,995,000   CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2005-C3
                  CLASS ASB                                              4.76           05/15/2043       3,844,005
   3,400,000   CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST
                  SERIES 2005-CD1 CLASS A4+/-                            5.23           07/15/2044       3,235,639
   3,000,000   CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST
                  SERIES 2007-CD4 CLASS ASB                              5.28           12/11/2049       2,771,606
   1,684,229   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27
                  CLASS 3A1+/-                                           4.73           08/25/2035       1,381,573
   1,670,620   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++          6.50           11/25/2034       1,629,759
   3,998,929   COUNTRYWIDE HOME LOANS SERIES 2005-R1
                  CLASS 1AF1+/-++                                        2.83           03/25/2035       3,893,133
   3,266,021   COUNTRYWIDE HOME LOANS SERIES 2005-R3
                  CLASS AF+/-++                                          2.87           09/25/2035       2,853,157

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

             PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

PRINCIPAL                         SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  2,248,687   COUNTRYWIDE HOME LOANS SERIES 2006-OA5
                  CLASS 1A1+/-(i)                                        2.67%         04/25/2036    $   1,399,985
   1,809,937   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                  CORPORATION SERIES 2004-AR5 CLASS 10A1+/-              5.01          05/01/2034        1,426,996
   5,000,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                  CORPORATION SERIES 2005-C1 CLASS AAB                   4.82          02/15/2038        4,856,962
   4,500,000   CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATION
                  SERIES 2007-C1 CLASS AAB                               5.34          02/15/2040        4,170,767
   3,225,000   FANNIE MAE-ACES SERIES 2006-M2 CLASS A2F+/-               5.26          05/25/2020        3,166,444
   9,824,544   FHLMC SERIES 1675 CLASS KZ                                6.50          02/15/2024       10,278,581
   4,884,982   FHLMC SERIES 2358 CLASS PD                                6.00          09/15/2016        5,065,642
   3,894,595   FHLMC SERIES 2416 CLASS PE                                6.00          10/15/2021        4,001,019
     692,169   FHLMC SERIES 2439 CLASS LG                                6.00          09/15/2030          701,495
     880,407   FHLMC STRUCTURED PASS-THROUGH SECURITIES
                  SERIES T-20 CLASS A6                                   7.99          09/25/2029          877,038
   2,406,776   FHLMC STRUCTURED PASS-THROUGH SECURITIES
                  SERIES T-58 CLASS 4A                                   7.50          09/25/2043        2,544,415
     533,653   FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                7.00          12/25/2041          564,913
   2,575,505   FNMA GRANTOR TRUST SERIES 2004-T2 CLASS 1A1               6.00          11/25/2034        2,605,426
   3,348,190   FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                6.00          02/25/2044        3,404,147
      10,012   FNMA SERIES 1988-5 CLASS Z                                9.20          03/25/2018           10,551
   5,279,318   FNMA SERIES 2002-6 CLASS PD<<                             6.00          02/25/2017        5,467,624
   3,204,681   FNMA SERIES 2002-9 CLASS PC<<                             6.00          03/25/2017        3,321,442
   1,143,948   FNMA SERIES 2002-90 CLASS A2                              6.50          11/25/2042        1,192,887
   2,627,582   FNMA SERIES 2003-86 CLASS PT<<                            4.50          09/25/2018        2,602,174
   4,726,346   FNMA SERIES 2003-97 CLASS CA<<                            5.00          10/25/2018        4,759,814
     877,057   FNMA SERIES 2003-W4 CLASS 3A                              7.00          10/25/2042          912,018
     543,240   FNMA SERIES 2004-W1 CLASS 2A2                             7.00          12/25/2033          577,265
   5,113,981   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                   6.25          05/25/2042        5,346,332
   2,935,191   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                 7.00          05/25/2044        3,134,605
   1,539,700   FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                   7.50          06/25/2044        1,666,451
   4,000,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION
                  SERIES 2005-C2 CLASS AAB                               4.87          05/10/2043        3,874,895
   3,275,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION
                  SERIES 2005-C3 CLASS AAB                               4.94          07/10/2045        3,147,946
  10,756,572   GNMA SERIES 2003-38 CLASS JC<<+/-                         7.05          08/16/2042       11,439,210
   5,520,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION
                  SERIES 2003-C1 CLASS A4                                4.11          07/05/2035        5,131,704
      63,334   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11
                  CLASS 3A2A+/-                                          2.84          01/19/2035           54,724
   5,965,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                  CORPORATION SERIES 2003-ML1A CLASS A2                  4.77          03/12/2039        5,704,324
   5,550,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                  CORPORATION SERIES 2005-LDP5 CLASS ASB+/-              5.17          12/15/2044        5,413,447
   5,385,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                  CORPORATION SERIES 2006-LDP6  CLASS ASB+/-             5.49          04/15/2043        5,158,952
   2,720,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                  CORPORATION SERIES 2006-LDP7 CLASS ASB+/-              5.88          04/15/2045        2,651,674
     725,529   LEHMAN BROTHERS SMALL BALANCE COMMERCIAL SERIES
                  2006-1A CLASS 3A1+/-++                                 5.68          04/25/2031          731,861
   5,500,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                  SERIES 2003-C1 CLASS A4                                4.39          03/15/2032        5,184,476
   3,761,403   LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-(i)              6.45          05/25/2037        2,463,260
   3,308,482   LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-(i)             2.79          05/25/2037        1,642,000
      48,647   LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z             9.95          08/01/2017           53,132
   6,000,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CKI1
                  CLASS ASB+/-                                           5.24          11/12/2037        5,854,232
   4,550,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-MCP1
                  CLASS ASB+/-                                           4.67          06/12/2043        4,371,592
     861,137   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI
                  CLASS D+/-                                             7.56          11/10/2030          860,260
   2,517,548   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2
                  CLASS A1+/-++                                          6.50          10/25/2034        2,552,698
     939,199   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-              2.87          10/20/2027          899,812
     559,563   SMALL BUSINESS ADMINISTRATION PARTICIPATION
                  CERTIFICATES SERIES 2003-P10A CLASS 1                  4.52          02/10/2013          543,926
   1,205,217   SMALL BUSINESS ADMINISTRATION PARTICIPATION
                  CERTIFICATES SERIES 2006-20H CLASS 1                   5.70          08/01/2026        1,213,786
   8,087,793   SMALL BUSINESS ADMINISTRATION PARTICIPATION
                  CERTIFICATES SERIES 2006-P10A CLASS 1                  5.41          02/10/2016        8,006,257

   The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

MANAGED FIXED INCOME PORTFOLIO

PRINCIPAL                         SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  6,994,685   SMALL BUSINESS ADMINISTRATION PARTICIPATION
                  CERTIFICATES SERIES 2006-P10B CLASS 1                  5.68%         08/01/2016    $   7,034,715
   3,053,441   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                  2007-RM1 CLASS A1+/-(i)++                              2.74          05/25/2047        2,435,119
   4,000,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES
                  2005-C16 CLASS A4+/-                                   4.85          10/15/2041        3,727,048
   3,371,703   WASHINGTON MUTUAL COMMERCIAL MORTGAGE SECURITIES
                  TRUST SERIES 2007-SL3 CLASS A1+/-++                    5.94          03/23/2045        3,040,265
   1,225,248   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH
                  CERTIFICATES SERIES 2005-AR6 CLASS 2A1A+/-             2.70          04/25/2045          808,050
   4,473,972   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH
                  CERTIFICATES SERIES 2005-C3 CLASS A4+/-                4.17          07/25/2047        2,509,451
   2,815,240   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH
                  CERTIFICATES SERIES 2006-AR13 CLASS 1A+/-              4.17          10/25/2046        1,621,230
   2,675,197   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH
                  CERTIFICATES SERIES 2006-AR3 CLASS A1A+/-              4.08          02/25/2046        1,683,405
   2,031,507   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH
                  CERTIFICATES SERIES 2006-AR4 CLASS DA+/-(i)            4.05          06/25/2046        1,141,910
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $231,667,197)                                          216,386,631
                                                                                                     -------------
CORPORATE BONDS & NOTES: 25.21%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
   SIMILAR MATERIALS: 0.09%
     675,000   PHILLIPS-VAN HEUSEN                                       7.75          11/15/2023          672,558
                                                                                                     -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.33%
   2,500,000   RYDER SYSTEM INCORPORATED SERIES MTN                      5.85          03/01/2014        2,420,875
                                                                                                     -------------
BUSINESS SERVICES: 0.83%
   1,000,000   FISERV INCORPORATED                                       6.13          11/20/2012        1,014,863
     375,000   IRON MOUNTAIN INCORPORATED<<                              8.63          04/01/2013          376,875
   2,350,000   NCR CORPORATION                                           7.13          06/15/2009        2,379,039
     150,000   SUNGARD DATA SYSTEMS INCORPORATED                         4.88          01/15/2014          131,813
   2,120,000   THOMPSON CORPORATION                                      6.20          01/05/2012        2,172,775
                                                                                                         6,075,365
                                                                                                     -------------

CHEMICALS & ALLIED PRODUCTS: 0.40%
     415,000   CHURCH & DWIGHT COMPANIES INCORPORATED                    6.00          12/15/2012          404,625
     794,000   OLIN CORPORATION                                          6.75          06/15/2016          782,090
     400,000   SENSIENT TECHNOLOGIES                                     6.50          04/01/2009          400,040
   1,500,000   VALSPAR CORPORATION                                       5.10          08/01/2015        1,321,158
                                                                                                         2,907,913
                                                                                                     -------------

COMMUNICATIONS: 0.27%
   1,000,000   COX COMMUNICATIONS INCORPORATED                           4.63          01/15/2010          993,176
     500,000   L3 COMMUNICATIONS CORPORATION                             7.63          06/15/2012          508,750
     450,000   QWEST CORPORATION                                         7.88          09/01/2011          446,625
                                                                                                         1,948,551
                                                                                                     -------------

DEPOSITORY INSTITUTIONS: 7.41%
   4,400,000   ASSOCIATED BANCORP                                        6.75          08/15/2011        4,632,003
   2,100,000   BAC CAPITAL TRUST XIV+/-                                  5.63          12/31/2049        1,454,181
   6,839,000   BANK AMERICA CAPITAL III+/-                               3.36          01/15/2027        4,938,702
   2,000,000   BB&T CAPITAL TRUST IV+/-                                  6.82          06/12/2049        1,558,978
   2,000,000   BNP PARIBAS CAPITAL TRUST+/-++                            9.00          12/30/2049        2,045,398
   2,000,000   CHASE CAPITAL VI+/-                                       3.43          08/01/2028        1,460,760
   1,860,000   CHEVY CHASE BANK FSB                                      6.88          12/01/2013        1,567,050

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
DEPOSITORY INSTITUTIONS (continued)
$  1,685,000   CITIGROUP INCORPORATED                                    6.13%         11/21/2017    $   1,584,486
   4,000,000   CITY NATIONAL BANK                                        6.75          09/01/2011        3,984,724
   2,778,000   COLONIAL BANK NA MONTGOMERY AL                            6.38          12/01/2015        2,084,872
   1,700,000   COMPASS BANK                                              6.40          10/01/2017        1,565,873
     750,000   CORESTATES CAPITAL TRUST II+/-++                          3.44          01/15/2027          573,792
   2,250,000   DEUTSCHE BANK CAPITAL FUNDING TRUST VII<<+/-++            5.63          12/31/2049        1,843,949
     500,000   FIRST CITIZENS BANCORP++                                  6.80          04/01/2015          494,145
   4,500,000   HSBC CAPITAL FUNDING LP+/-++                              4.61          12/29/2049        4,027,347
   1,000,000   JPMORGAN CHASE CAPITAL XVIII                              6.95          08/17/2036          876,519
   2,900,000   NATIONAL CAPITAL COMMERCE INCORPORATED+/-                 3.77          04/01/2027        2,160,990
     450,000   NTC CAPITAL TRUST SERIES A+/-                             3.31          01/15/2027          413,111
   2,500,000   PNC FUNDING CORPORATION                                   7.50          11/01/2009        2,569,428
   3,775,000   RABOBANK CAPITAL FUNDING II+/-++                          5.26          12/29/2049        3,475,933
   2,350,000   RBS CAPITAL TRUST+/-                                      5.51          09/29/2049        1,895,482
   2,875,000   TCF NATIONAL BANK+/-                                      5.00          06/15/2014        2,887,639
   1,000,000   TCF NATIONAL BANK                                         5.50          02/01/2016        1,027,848
   4,000,000   UBS PREFERRED  FUNDING TRUST V SERIES 1+/-                6.24          05/15/2049        3,447,612
   1,250,000   USB CAPITAL IX+/-                                         6.19          03/29/2049          818,750
   1,900,000   WACHOVIA CAPITAL TRUST I+/-                               5.80          08/29/2049        1,026,000
                                                                                                        54,415,572
                                                                                                     -------------
EDUCATIONAL SERVICES: 0.37%
   2,235,000    MASSACHUSETTS INSTITUTE OF TECHNOLOGY                    7.25          11/02/2049        2,733,932
                                                                                                     -------------
ELECTRIC, GAS & SANITARY SERVICES: 1.70%
   1,000,000    CONNECTICUT LIGHT & POWER                                5.38          03/01/2017          974,160
   2,600,000    DUKE ENERGY FIELD SERVICES LLC                           7.88          08/16/2010        2,736,549
   2,619,183    GREAT RIVER ENERGY++                                     5.83          07/01/2017        2,624,186
   1,875,000    NEVADA POWER COMPANY SERIES O                            6.50          05/15/2018        1,899,780
     750,000    NGPL PIPECO LLC++                                        6.51          12/15/2012          760,835
   3,000,000    PEOPLES ENERGY CORPORATION                               6.90          01/15/2011        3,134,064
     375,000    QUICKSILVER RESOURCES INCORPORATED                       7.75          08/01/2015          362,813
                                                                                                        12,492,387
                                                                                                     -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT: 1.04%
   2,500,000   BAE SYSTEMS HOLDINGS INCORPORATED++                       6.40          12/15/2011        2,597,490
     350,000   FLEXTRONICS INTERNATIONAL                                 6.25          11/15/2014          322,875
     350,000   JABIL CIRCUIT INCORPORATED++                              8.25          03/15/2018          349,125
   2,500,000   METTLER TOLEDO INTERNATIONAL INCORPORATED                 4.85          11/15/2010        2,501,828
     275,000   MOOG INCORPORATED                                         6.25          01/15/2015          259,875
   1,712,611   TENASKA ALABAMA II PARTNERS LP++                          7.00          06/30/2021        1,610,820
                                                                                                         7,642,013
                                                                                                     -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES: 0.12%
     860,000   US ONCOLOGY INCORPORATED                                  9.00          08/15/2012          860,000
                                                                                                     -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT: 0.07%
     525,000   VALMONT INDUSTRIES INCORPORATED                           6.88          05/01/2014          509,250
                                                                                                     -------------
FOOD & KINDRED PRODUCTS: 0.66%
   1,764,000   CONAGRA FOODS INCORPORATED                                7.88          09/15/2010        1,869,311
     600,000   CONSTELLATION BRANDS INCORPORATED<<                       7.25          05/15/2017          588,000
   1,600,000   KRAFT FOODS INCORPORATED                                  6.25          06/01/2012        1,653,053
     750,000   MCCORMICK & COMPANY                                       5.76          12/15/2017          721,169
                                                                                                         4,831,533
                                                                                                     -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
FURNITURE & FIXTURES: 0.20%
$  1,450,000   STEELCASE INCORPORATED                                    6.50%         08/15/2011    $   1,484,997
                                                                                                     -------------
HEALTH SERVICES: 0.82%
   3,650,000   AMERICAN ASSOCIATION OF RETIRED PERSONS++                 7.50          05/01/2031        4,046,762
   2,000,000   SCHERING-PLOUGH CORPORATION                               6.00          09/15/2017        1,970,704
                                                                                                         6,017,466
                                                                                                     -------------
HOLDING & OTHER INVESTMENT OFFICES: 0.84%
     400,000   LIBERTY PROPERTY LP                                       6.63          10/01/2017          373,357
   3,008,000   MANUFACTURERS & TRADERS TRUST COMPANY+/-                  5.59          12/28/2020        2,309,750
   2,250,000   NATIONAL CITY BANK OF COLUMBUS SERIES 4                   7.25          07/15/2010        2,095,317
     250,000   NATIONAL CITY BANK OF KENTUCKY SERIES BKNT                6.30          02/15/2011          199,509
   1,275,000   REALTY INCOME CORPORATION                                 6.75          08/15/2019        1,176,678
                                                                                                         6,154,611
                                                                                                     -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.57%
   1,100,000   ACTUANT CORPORATION                                       6.88          06/15/2017        1,078,000
   1,425,000   BLACK & DECKER                                            5.75          11/15/2016        1,339,651
     575,000   BRIGGS & STRATTON CORPORATION                             8.88          03/15/2011          566,375
     625,000   SCIENTIFIC GAMES CORPORATION                              6.25          12/15/2012          589,063
     625,000   UNISYS CORPORATION                                        6.88          03/15/2010          595,313
                                                                                                         4,168,402
                                                                                                     -------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.80%
   1,520,000   AEGON NV                                                  4.75          06/01/2013        1,444,739
   1,800,000   ALLSTATE FINANCIAL GLOBAL FUNDING++                       6.50          06/14/2011        1,873,021
   2,670,000   NLV FINANCIAL CORPORATION++                               7.50          08/15/2033        2,551,513
                                                                                                         5,869,273
                                                                                                     -------------
INSURANCE CARRIERS: 2.94%
   2,675,000   BLUE CROSS & BLUE SHIELD OF FLORIDA++                     8.25          11/15/2011        2,865,075
     750,000   LINCOLN NATIONAL CORPORATION                              6.20          12/15/2011          772,227
   1,700,000   METLIFE GLOBAL FUNDING++                                  5.13          11/09/2011        1,738,255
   4,450,000   MINNESOTA LIFE INSURANCE COMPANY++                        8.25          09/15/2025        5,471,880
   2,730,000   MONUMENTAL GLOBAL FUNDING II++                            4.63          03/15/2010        2,746,088
   2,900,000   NEW YORK LIFE GLOBAL FUNDING++                            5.38          09/15/2013        2,986,733
   2,145,000   PRINCIPAL LIFE GLOBAL FUNDING I++                         6.25          02/15/2012        2,213,438
   1,385,000   SAFECO CORPORATION                                        4.88          02/01/2010        1,369,013
   1,415,000   WR BERKLEY CORPORATION                                    5.13          09/30/2010        1,414,720
                                                                                                        21,577,429
                                                                                                     -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS: 0.08%
     589,000   BIO-RAD LABORATORIES INCORPORATED                         6.13          12/15/2014          555,133
                                                                                                     -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.45%
   3,300,000   GENERAL ELECTRIC COMPANY                                  5.00          02/01/2013        3,337,227
                                                                                                     -------------
MISCELLANEOUS RETAIL: 0.14%
     600,000   AMERIGAS PARTNERS LP                                      7.25          05/20/2015          568,500
     545,000   LAMAR MEDIA CORPORATION<<                                 6.63          08/15/2015          483,688
                                                                                                         1,052,188
                                                                                                     -------------
MOTION PICTURES: 0.90%
   3,000,000   TIME WARNER INCORPORATED                                  6.75          04/15/2011        3,069,999
   2,500,000   TIME WARNER INCORPORATED                                  6.20          07/01/2013        2,549,520

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
MOTION PICTURES (continued)
$    985,000   VIACOM INCORPORATED                                       7.70%         07/30/2010    $   1,019,244
                                                                                                         6,638,763
                                                                                                     -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.36%
   2,750,000   FORD MOTOR CREDIT COMPANY                                 7.38          10/28/2009        2,555,916
     200,000   GENERAL MOTORS ACCEPTANCE CORPORATION+/-                  4.88          12/01/2014          105,029
                                                                                                         2,660,945
                                                                                                     -------------
OIL & GAS EXTRACTION: 0.41%
   1,350,000   CHESAPEAKE ENERGY CORPORATION                             7.50          06/15/2014        1,356,750
     150,000   CHESAPEAKE ENERGY CORPORATION                             6.38          06/15/2015          139,500
     400,000   MARKWEST ENERGY PARTNERS/FINANCE CORPORATION              6.88          11/01/2014          376,000
     700,000   PARKER DRILLING COMPANY                                   9.63          10/01/2013          731,500
     440,000   RANGE RESOURCES CORPORATION                               7.38          07/15/2013          435,600
                                                                                                         3,039,350
                                                                                                     -------------
PAPER & ALLIED PRODUCTS: 0.09%
     680,000   ROCK-TENN COMPANY                                         8.20          08/15/2011          697,000
                                                                                                     -------------
PERSONAL SERVICES: 0.05%
     400,000   SERVICES CORPORATE INTERNATIONAL                          7.38          10/01/2014          390,000
                                                                                                     -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.19%
   1,210,000   FRONTIER OIL CORPORATION                                  6.63          10/01/2011        1,176,725
     225,000   TESORO CORPORATION                                        6.63          11/01/2015          195,188
                                                                                                         1,371,913
                                                                                                     -------------
PRIMARY METAL INDUSTRIES: 0.09%
     275,000   CENTURY ALUMINUM COMPANY                                  7.50          08/15/2014          266,750
     100,000   INTERNATIONAL STEEL GROUP                                 6.50          04/15/2014          101,389
     295,000   STEEL DYNAMICS                                            7.38          11/01/2012          292,050
                                                                                                           660,189
                                                                                                     -------------
REAL ESTATE: 0.48%
   1,300,000   HOUSING URBAN DEVELOPMENT SERIES 04-A                     5.08          08/01/2013        1,360,126
     500,000   REALTY INCOME CORPORATION                                 5.50          11/15/2015          459,814
     500,000   ROUSE COMPANY                                             5.38          11/26/2013          380,856
   1,250,000   SHURGARD STORAGE CENTERS                                  7.75          02/22/2011        1,333,661
                                                                                                         3,534,457
                                                                                                     -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.75%
   2,500,000   DEVELOPERS DIVERSIFIED REALTY CORPORATION                 3.88          01/30/2009        2,468,075
     800,000   HOST MARRIOTT LP<<                                        7.13          11/01/2013          754,000
     800,000   PROLOGIS TRUST                                            5.25          11/15/2010          800,347
   1,500,000   SIMON PROPERTY GROUP LP                                   5.75          05/01/2012        1,483,688
                                                                                                         5,506,110
                                                                                                     -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.08%
   2,750,000   CHARLES SCHWAB CORPORATION                                6.38          09/01/2017        2,782,687
   1,500,000   GOLDMAN SACHS CAPITAL II+/-                               5.79          12/29/2049          929,685
     500,000   MERRILL LYNCH & COMPANY                                   6.05          08/15/2012          479,288
     500,000   MERRILL LYNCH & COMPANY<<                                 6.05          05/16/2016          452,927

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES
   (continued)
$  3,250,000   MORGAN STANLEY                                            6.75%         04/15/2011    $   3,310,028
                                                                                                         7,954,615
                                                                                                     -------------
SOCIAL SERVICES: 0.01%
     100,000   SERVICE CORPORATION INTERNATIONAL                         7.88          02/01/2013          100,250
                                                                                                     -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.01%
      72,000   OWENS-BROCKWAY GLASS CONTAINER INCORPORATED               8.25          05/15/2013           74,160
                                                                                                     -------------
TRANSPORTATION BY AIR: 0.42%
   2,879,790   FEDEX CORPORATION SERIES 97-B                             7.52          01/15/2018        3,090,920
                                                                                                     -------------
TRANSPORTATION EQUIPMENT: 0.11%
     860,000   NAVISTAR INTERNATIONAL CORPORATION<<(i)                   7.50          06/15/2011          829,470
                                                                                                     -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.07%
     525,000   STEWART ENTERPRISES                                       6.25          02/15/2013          506,625
                                                                                                     -------------
WHOLESALE TRADE-DURABLE GOODS: 0.06%
     500,000   ACE HARDWARE CORPORATION<<++                              9.13          06/01/2016          450,000
                                                                                                     -------------
TOTAL CORPORATE BONDS & NOTES (COST $194,372,340)                                                      185,231,442
                                                                                                     -------------
FOREIGN CORPORATE BONDS@: 1.35%
   2,000,000   BARCLAYS BANK PLC+/-++                                    5.93          12/15/2016        1,583,128
   2,245,000   BARCLAYS BANK PLC+/-++                                    8.55          09/29/2049        2,199,934
     750,000   CONOCOPHILLIPS (CANADA)                                   5.63          10/15/2016          770,336
   1,229,000   DELHAIZE GROUP                                            6.50          06/15/2017        1,236,185
     200,000   ISPAT INLAND INCORPORATED                                 9.75          04/01/2014          213,757
   1,100,000   PEARSON PLC (UK) PRIVATE PLACEMENT++                      7.00          06/15/2011        1,145,562
   2,500,000   SABMILLER PLC++                                           6.20          07/01/2011        2,585,618
     150,000   SEAGATE TECHNOLOGY HDD HOLDINGS                           6.38          10/01/2011          147,938
TOTAL FOREIGN CORPORATE BONDS (COST $10,367,585)                                                         9,882,458
                                                                                                     -------------
MUNICIPAL BONDS & NOTES: 8.72%
   1,000,000   CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE
                  LOC)                                                   4.88          01/01/2015          998,890
   1,000,000   CITY OF CHICAGO IL TAXABLE SERIES D (MBIA INSURED)        5.44          01/01/2024          998,560
   1,500,000   CONNECTICUT STATE PROPERTY TAX REVENUE (OTHER
                  REVENUE)                                               5.69          03/15/2023        1,495,545
   2,500,000   DUKE UNIVERSITY TAXABLE SERIES A (GO OF UNIVERSITY)       5.85          04/01/2037        2,568,600
   5,030,000   HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES
                  LEASING REVENUE (FSA INSURED)                          7.40          12/01/2025        5,763,324
   5,160,000   INDIANA BOND BANK STATE REVENUE SCHOOL SEVERANCE
                  FUND 8-A (FGIC INSURED)                                4.73          01/15/2014        5,032,342
   1,110,000   INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT
                  AUTHORITY SERIES A-2 (SFMR)                            5.51          01/01/2039        1,114,917
   4,770,000   INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT
                  AUTHORITY SFMR SERIES D-2 (HOUSING REVENUE,
                  GNMA/FNMA INSURED)                                     5.41          07/01/2038        4,753,353
   1,215,000   KENTUCKY HOUSING CORPORATION HOUSING REVENUE
                  SERIES D                                               5.15          01/01/2013        1,234,732
     440,000   KENTUCKY HOUSING CORPORATION HOUSING REVENUE
                  SERIES D                                               5.21          01/01/2014          446,723
     945,000   KENTUCKY HOUSING CORPORATION HOUSING REVENUE
                  SERIES D                                               5.75          07/01/2037          951,880
   1,055,000   KENTUCKY HOUSING CORPORATION HOUSING REVENUE
                  SERIES J                                               5.92          07/01/2034        1,064,453
   2,210,000   LOYOLA UNIVERSITY ILLINOIS SERIES C REVENUE BONDS         4.80          07/01/2013        2,208,762
   1,890,000   MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL
                  HOUSING FINANCE SERIES H                               5.85          07/01/2036        1,958,796
   4,270,000   MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL
                  HOUSING FINANCE SERIES J                               6.13          07/01/2038        4,322,863
   2,455,000   NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION
                  STATE PERSONAL INCOME TAX REVENUE SERIES B             4.90          12/15/2011        2,492,488

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
MUNICIPAL BONDS & NOTES (continued)
$  1,500,000   OHIO COUNTY WEST VIRGINIA COUNTY COMMON SPECIAL
                  DISTRICT EXCISE TAX REVENUE SERIES A                   8.25%         03/01/2035    $   1,532,565
   4,000,000   OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL
                  MORTGAGE REVENUE SERIES K                              5.97          03/01/2029        4,037,360
   2,390,000   OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL
                  MORTGAGE REVENUE SERIES O (GNMA/FNMA INSURED)          5.47          09/01/2025        2,391,936
   2,875,000   PENNSYLVANIA HOUSING FINANCE AGENCY SFMR SERIES 93C       5.84          04/01/2037        2,907,488
   1,920,000   STATE OF NEW HAMPSHIRE HFA SFMR SERIES D                  5.53          07/01/2037        1,925,645
   7,700,000   STATE OF TEXAS BRAZOS HIGHER EDUCATION AUTHORITY
                  INCORPORATED SERIES 2005-4 CLASS A5+/-ss               4.91          12/01/2040        7,720,020
   4,005,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY
                  HOME OWNERSHIP REVENUE SERIES D                        5.81          03/01/2037        4,036,760
   2,080,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY
                  HOME OWNERSHIP REVENUE SERIES F                        5.73          09/01/2037        2,107,789
                                                                                                     -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $63,103,709)                                                        64,065,791
                                                                                                     -------------

   SHARES
------------
PRIVATE INVESTMENT PARTNERSHIPS: 0.24%
         263   PPM AMERICA CBO II LP(i)+                                                                     7,413
   2,500,000   TOLL ROAD INVESTMENT PARTNERSHIP II LP++##                                                1,724,463
                                                                                                     -------------
TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,981,002)                                                  1,731,876
                                                                                                     -------------

  PRINCIPAL
------------
TERM LOANS: 0.72%
$    414,555   ARAMARK CORPORATION TERM LOAN B                           4.82          01/26/2014          392,849
      29,629   ARAMARK CORPORATION TERM LOAN C                           2.03          01/26/2014           28,077
     232,500   BOSTON SCIENTIFIC CORPORATION TERM LOAN                   3.47          04/21/2011          217,388
     690,000   BSC INTERNATIONAL HOLDING TERM LOAN                       5.50          04/21/2011          655,500
     885,460   CITGO PETROLEUM CORPORATION TERM LOAN                     3.84          11/15/2012          814,623
   1,488,750   FLEXTRONICS INTERNATIONAL TERM LOAN                       5.07          10/01/2012        1,377,094
     470,071   GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B          4.57          12/20/2012          443,775
   1,462,500   OSHKOSH TRUCK CORPORATION TERM LOAN                       4.82          12/06/2013        1,332,259
                                                                                                     -------------
TOTAL TERM LOANS (COST $5,662,252)                                                                       5,261,565
                                                                                                     -------------
US TREASURY SECURITIES: 3.59%
US TREASURY BONDS: 3.59%
   6,300,000   US TREASURY BOND<<                                        5.50          08/15/2028        7,147,545
  10,000,000   US TREASURY BOND<<                                        4.38          02/15/2038        9,928,910
   7,517,396   US TREASURY BOND - INFLATION PROTECTED<<&                 3.38          04/15/2032        9,324,597
                                                                                                        26,401,052
                                                                                                     -------------
TOTAL US TREASURY SECURITIES (COST $25,100,618)                                                         26,401,052
                                                                                                     -------------

   SHARES
------------
COLLATERAL FOR SECURITIES LENDING: 12.26%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.92%
   1,695,961   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                 1,695,961
   1,695,961   DAILY ASSETS FUND INSTITUTIONAL                                                           1,695,961
   1,695,961   DREYFUS CASH MANAGEMENT FUND                                                              1,695,961
   1,695,961   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                           1,695,961
                                                                                                     -------------
                                                                                                         6,783,844
                                                                                                     -------------

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 11.34%
$  1,413,301   ALPINE SECURITIZATION CORPORATION++                       2.47%         09/18/2008    $   1,411,458
     251,253   AMSTEL FUNDING CORPORATION++                              2.50          09/02/2008          251,201
   1,444,707   AMSTEL FUNDING CORPORATION++                              2.70          09/03/2008        1,444,274
     533,914   ASPEN FUNDING CORPORATION++                               2.12          09/02/2008          533,819
     581,024   ASPEN FUNDING CORPORATION++                               2.48          09/25/2008          579,983
   1,287,674   ATLANTIS ONE FUNDING CORPORATION++                        2.55          09/26/2008        1,285,211
  10,269,986   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $10,272,417)                           2.13          09/02/2008       10,269,986
   1,570,334   BASF FINANCE EUROPE NV+/-++                               2.80          10/17/2008        1,569,730
   1,413,301   CAFCO LLC++                                               2.40          09/22/2008        1,411,134
     565,320   CANCARA ASSET SECURITIZATION LIMITED++                    2.50          09/04/2008          565,124
     565,320   CBA (DELAWARE) FINANCE INCORPORATED                       2.35          09/02/2008          565,210
     351,574   CHEYNE FINANCE LLC+/-(i)++####(a)                         1.99          02/25/2008            5,801
   1,224,861   CRC FUNDING LLC++                                         2.42          09/23/2008        1,222,885
   2,167,061   CREDIT SUISSE FIRST BOSTON REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED BY MONEY
                  MARKET SECURITIES (MATURITY VALUE $2,167,591)          2.20          09/02/2008        2,167,061
   1,507,395   DANSKE BANK A/S COPENHAGEN                                1.88          09/02/2008        1,507,395
   3,172,075   DANSKE BANK A/S COPENHAGEN                                2.03          09/02/2008        3,172,075
   1,978,621   DANSKE BANK A/S COPENHAGEN                                2.15          09/02/2008        1,978,621
   1,821,588   DANSKE BANK A/S COPENHAGEN                                2.18          09/02/2008        1,821,588
   1,821,588   DANSKE BANK A/S COPENHAGEN                                2.20          09/02/2008        1,821,588
   2,041,434   DANSKE BANK A/S COPENHAGEN                                2.23          09/02/2008        2,041,434
     439,694   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES
                  (MATURITY VALUE $439,801)                              2.18          09/02/2008          439,694
   7,694,637   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $7,696,467)                 2.14          09/02/2008        7,694,637
   1,099,234   ERASMUS CAPITAL CORPORATION++                             2.48          09/02/2008        1,099,007
   1,413,301   FAIRWAY FINANCE CORPORATION++                             2.54          09/16/2008        1,411,606
     727,661   FALCON ASSET SECURITIZATION CORPORATION++                 2.45          09/22/2008          726,522
     910,794   FALCON ASSET SECURITIZATION CORPORATION++                 2.45          09/25/2008          909,182
     382,439   FORTIS BANQUE LUXEMBOURG                                  2.47          09/18/2008          381,941
     345,474   GEMINI SECURITIZATION INCORPORATED++                      2.47          09/26/2008          344,834
     785,167   GRAMPIAN FUNDING LIMITED++                                2.56          09/24/2008          783,771
     755,463   GRYPHON FUNDING LIMITED(i)(a)                             0.00          08/23/2009          335,954
   1,099,234   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(i)(a)       2.55          10/16/2008        1,099,234
     628,134   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET
                  SECURITIES (MATURITY VALUE $628,288)                   2.20          09/02/2008          628,134
   8,479,805   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED
                  SECURITIES (MATURITY VALUE $8,481,812)                 2.13          09/02/2008        8,479,805
     596,727   JUPITER SECURITIZATION CORPORATION++                      2.45          09/25/2008          595,671
     659,540   LIBERTY STREET FUNDING CORPORATION++                      2.47          09/17/2008          658,726
     447,545   LIBERTY STREET FUNDING CORPORATION++                      2.48          09/19/2008          446,929
     423,990   LMA AMERICAS LLC++                                        2.58          09/23/2008          423,261
   1,413,301   MAZARIN FUNDING CORPORATION++                             2.50          09/26/2008        1,410,651
     785,167   METLIFE GLOBAL FUNDING I+/-++                             2.47          10/21/2008          785,037
     413,846   MONT BLANC CAPITAL CORPORATION                            2.55          09/05/2008          413,670
     251,253   MONT BLANC CAPITAL CORPORATION++                          2.55          09/08/2008          251,093
     482,878   MORGAN STANLEY+/-                                         2.62          10/15/2008          482,878
     785,167   NATEXIS BANQUES POPULAIRES+/-++                           2.80          09/08/2008          785,148
     157,033   NORDEA NORTH AMERICA INCORPORATED                         2.39          09/16/2008          156,856
     235,550   OLD LINE FUNDING CORPORATION++                            2.50          09/08/2008          235,403
   1,224,861   PRUDENTIAL PLC++                                          2.42          09/10/2008        1,223,955
   1,413,301   RANGER FUNDING CORPORATION++                              2.45          09/24/2008        1,410,896
   1,036,421   SALISBURY RECEIVABLES COMPANY++                           2.50          09/10/2008        1,035,629
     942,201   SCALDIS CAPITAL LIMITED++                                 2.60          09/24/2008          940,499
   1,394,457   SHEFFIELD RECEIVABLES CORPORATION++                       2.48          09/09/2008        1,393,496
   1,413,301   SOLITAIRE FUNDING LLC++                                   2.45          09/26/2008        1,410,704
   1,256,267   STANFIELD VICTORIA FUNDING LLC+/-(i)++####(a)             2.79          04/03/2008        1,005,014
     706,650   STARBIRD FUNDING CORPORATION++                            2.70          09/23/2008          705,378
     753,760   STARBIRD FUNDING CORPORATION++                            2.76          09/24/2008          752,321
   1,350,487   SWEDBANK MORTGAGE AB                                      2.48          09/19/2008        1,348,627

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  3,140,668   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-(i)(a)           2.32%         10/31/2008    $   3,140,668
     282,660   TULIP FUNDING CORPORATION++                               2.45          09/26/2008          282,141
     785,167   UNICREDITO ITALIANO BANK (IRELAND) SERIES
                  LIB+/-++                                               2.49          10/08/2008          785,071
     785,167   VICTORIA FINANCE LLC+/-(i)++####(a)                       2.48          05/02/2008          628,134
     785,167   VICTORIA FINANCE LLC+/-(i)++####(a)                       2.22          08/07/2008          628,134
                                                                                                        83,295,889
                                                                                                     -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $91,344,656)                                              90,079,733
                                                                                                     -------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 9.73%
  71,519,883   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                             71,519,883
                                                                                                     -------------
TOTAL SHORT-TERM INVESTMENTS (COST $71,519,883)                                                         71,519,883
                                                                                                     -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $928,920,098)*                                                   121.86%                       $ 895,332,991
OTHER ASSETS AND LIABILITIES, NET                                      (21.86)                        (160,592,443)
                                                                       ------                        -------------
TOTAL NET ASSETS                                                       100.00%                       $ 734,740,548
                                                                       ------                        -------------

<<      All or a portion of this security is on loan. (See Note 2)

+/-     Variable rate investments.

%%      Securities issued on a when-issued (TBA) basis. (See Note 2)

(i)     Illiquid security.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

@       Foreign bond principal is denominated in US dollars.

ss These securities are subject to a demand feature which reduces the effective maturity.

+       Non-income earning securities.

##      Zero coupon bond. Interest rate presented is yield to maturity.

& U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $71,519,883.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

STABLE INCOME PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
AGENCY SECURITIES: 22.87%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 5.59%
$  5,955,547   FHLMC #1B4052+/-                                          4.64%         04/01/2038    $   5,845,688
   4,270,984   FHLMC #1G0052+/-<<                                        4.78          02/01/2035        4,307,794
     110,813   FHLMC #786614+/-                                          5.72          08/01/2025          113,594
      79,362   FHLMC #845151+/-                                          5.01          06/01/2022           80,113
      12,170   FHLMC #846367+/-                                          6.24          04/01/2029           12,269
   3,118,674   FHLMC #E02227<<                                           6.00          11/01/2021        3,194,317
     959,673   FHLMC #E90573                                             6.00          07/01/2017          982,662
   4,221,386   FHLMC #G11693                                             5.00          05/15/2020        4,268,882
   6,654,805   FHLMC #G11696<<                                           5.50          05/15/2020        6,713,320
   1,200,132   FHLMC #G90030                                             7.50          07/17/2017        1,248,829
                                                                                                        26,767,468
                                                                                                     -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 17.19%
     155,939   FNMA #155506+/-                                           5.06          04/01/2022          158,188
     341,219   FNMA #190815+/-                                           3.64          07/01/2017          333,884
     139,959   FNMA #253482                                              8.50          10/01/2030          151,214
   1,976,548   FNMA #289517+/-                                           4.36          04/01/2034        1,975,329
   4,533,572   FNMA #295541+/-<<                                         4.84          10/01/2032        4,538,087
      54,611   FNMA #331866+/-                                           5.80          12/01/2025           55,788
   2,516,614   FNMA #420263+/-                                           4.53          10/01/2024        2,519,130
   2,235,373   FNMA #420264+/-                                           4.53          07/01/2034        2,237,608
     860,917   FNMA #460223                                              5.95          01/01/2009          861,899
   3,717,011   FNMA #462209+/-<<                                         5.90          04/01/2036        3,760,934
      23,675   FNMA #46698+/-                                            5.80          12/01/2015           23,692
     353,386   FNMA #545643                                              6.17          12/01/2008          352,567
   1,175,579   FNMA #545927                                              6.50          12/01/2015        1,219,891
   1,969,857   FNMA #631367<<                                            5.50          02/01/2017        1,988,409
   2,217,867   FNMA #686043+/-                                           4.06          07/01/2033        2,238,146
   1,100,265   FNMA #693015+/-                                           4.39          06/01/2033        1,112,628
   5,640,711   FNMA #725802                                              4.44          08/01/2034        5,677,519
     888,951   FNMA #732003+/-                                           4.36          09/01/2033          892,931
   1,965,831   FNMA #734329+/-                                           4.51          06/01/2033        1,981,975
   1,953,524   FNMA #735572                                              5.00          04/01/2014        1,973,039
   3,226,708   FNMA #735977+/-<<                                         4.67          08/01/2035        3,239,399
   2,965,919   FNMA #739757+/-<<                                         4.26          08/01/2033        2,977,506
   1,884,633   FNMA #741447+/-                                           3.91          10/01/2033        1,886,614
   2,065,778   FNMA #741454+/-                                           4.05          10/01/2033        2,069,600
   3,662,758   FNMA #745649+/-<<                                         4.55          11/01/2035        3,654,103
   2,038,603   FNMA #750805+/-                                           4.62          11/25/2033        2,053,432
   2,355,188   FNMA #764265+/-                                           4.21          05/01/2034        2,352,724
   1,108,148   FNMA #783249+/-<<                                         4.49          04/01/2044        1,101,095
   4,129,404   FNMA #783251+/-<<                                         4.49          04/01/2044        4,103,104
   7,328,471   FNMA #789463+/-<<                                         4.34          06/01/2034        7,450,122
   1,503,138   FNMA #806504+/-                                           4.49          10/01/2034        1,493,576
   1,650,542   FNMA #806505+/-<<                                         4.49          10/01/2044        1,641,056
   3,560,086   FNMA #826179+/-<<                                         4.67          07/01/2035        3,580,273
   3,284,898   FNMA #834933+/-<<                                         5.03          07/01/2035        3,307,690
   2,337,893   FNMA #849014+/-<<                                         5.52          01/01/2036        2,381,197
   1,250,000   FNMA #874245                                              5.48          01/01/2011        1,266,262
   3,698,879   FNMA #936591+/-<<                                         5.71          04/01/2037        3,760,804
                                                                                                        82,371,415
                                                                                                     -------------
SMALL BUSINESS ADMINISTRATION: 0.09%
      70,412   SBA #501224+/-                                            6.50          06/25/2015           71,273
      13,693   SBA #502966+/-                                            6.22          05/25/2015           14,063
      94,164   SBA #503405+/-                                            5.38          05/25/2016           97,855

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

STABLE INCOME PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
SMALL BUSINESS ADMINISTRATION (continued)
$    255,706   SBA #503611+/-                                            4.88%         12/25/2021    $     267,197
                                                                                                           450,388
                                                                                                     -------------
TOTAL AGENCY SECURITIES (COST $109,134,371)                                                            109,589,271
                                                                                                     -------------
ASSET BACKED SECURITIES: 20.75%
     108,109   ASSET BACKED SECURITIES CORPORATION HOME EQUITY
                  SERIES 2001-HE2 CLASS A1+/-                            2.99          06/15/2031           92,678
   4,300,000   BANK OF AMERICA SECURITIES AUTO TRUST SERIES
                  2006-G1 CLASS A4                                       5.17          12/20/2010        4,345,549
   3,000,000   BANK ONE ISSUANCE TRUST SERIES 2003-B3 CLASS B3+/-        2.79          05/16/2011        2,999,363
   3,000,000   CATERPILLAR FINANCIAL ASSET TRUST SERIES 2007-A
                  CLASS A3B+/-                                           2.94          06/25/2012        2,949,603
   2,000,000   CATERPILLAR FINANCIAL ASSET TRUST SERIES 2008-A
                  CLASS A2B+/-                                           3.62          12/27/2010        2,000,455
   3,000,000   CHASE ISSUANCE TRUST SERIES 2005-A8 CLASS A8+/-           2.51          10/15/2012        2,939,066
      11,280   CHASE MANHATTAN AUTO OWNER TRUST SERIES 2005-A
                  CLASS A3                                               3.87          06/15/2009           11,285
   3,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-B1
                  CLASS B1                                               4.40          09/15/2008        3,001,245
   2,850,000   COLLEGE LOAN CORPORATION TRUST SERIES 2006-A
                  CLASS A3+/-                                            2.89          10/25/2025        2,713,994
   1,139,333   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES
                  2003-BC1 CLASS A1+/-                                   3.26          03/25/2033          968,454
     208,801   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES
                  2003-SD2 CLASS A1+/-++                                 2.96          09/25/2032          184,837
     663,419   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES
                  2004-SD2 CLASS A1+/-++                                 2.84          11/25/2033          525,591
     860,197   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES
                  2006-SD2 CLASS 1A1+/-++                                2.82          11/25/2036          623,105
     304,296   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G
                  CLASS A+/-                                             2.84          12/15/2028          220,699
   1,872,842   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-M
                  CLASS A1+/-(i)                                         2.71          02/15/2035        1,017,652
   2,337,823   FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1
                  CLASS A+/-                                             2.72          09/20/2023        1,655,482
     211,756   FIRST HORIZON ABS TRUST SERIES 2004-HE1 CLASS A+/-        2.68          01/25/2024          111,590
     855,197   FIRST HORIZON ABS TRUST SERIES 2004-HE3 CLASS A+/-        2.76          10/25/2034          426,834
   1,356,968   FIRST HORIZON ABS TRUST SERIES 2006-HE1 CLASS
                  A+/-(i)                                                2.62          10/25/2034          740,942
   3,484,118   FIRST HORIZON ABS TRUST SERIES 2007-HE1 CLASS
                  A+/-(i)                                                2.60          09/25/2029        2,282,249
   1,557,948   FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS
                  A+/-                                                   2.72          01/20/2033          919,723
   3,719,397   GCO EDUCATION LOAN FUNDING TRUST SERIES 2007-1A
                  CLASS A4L+/-++                                         2.66          05/26/2020        3,688,526
   4,000,000   GE CORPORATE AIRCRAFT FINANCING LLC SERIES 2005-1A
                  CLASS A3+/-++                                          2.72          08/26/2019        3,792,000
     117,952   GE EQUIPMENT SMALL TICKET LLC SERIES 2005-1A CLASS
                  A3++                                                   4.38          07/22/2009          118,082
     365,081   GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1
                  CLASS A+/-                                             2.93          07/25/2029          254,253
     190,879   GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-3
                  CLASS A+/-                                             2.93          03/15/2035          143,813
     837,447   GS AUTO LOAN TRUST SERIES 2005-1 CLASS A3                 4.45          05/17/2010          840,158
   2,355,813   GSAMP TRUST SERIES 2005-SEA2 CLASS A1+/-                  2.82          01/25/2045        1,965,095
   1,012,397   GSAMP TRUST SERIES 2006-SD2 CLASS A1+/-++(i)              2.58          05/25/2046          974,590
   1,861,146   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES
                  SERIES 2005-2 CLASS A1+/-                              2.73          01/20/2035        1,567,734
   3,141,845   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2006-1
                  CLASS A1+/-                                            2.63          01/20/2036        2,795,265
   2,500,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A
                  CLASS A4                                               5.21          03/17/2014        2,459,312
   2,000,000   KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS
                  2A2+/-                                                 2.89          06/27/2025        1,740,142
      99,335   LEHMAN ASSET BACKED SECURITIES CORPORATION SERIES
                  2004-2 CLASS A+/-                                      2.91          12/25/2033           78,531
   1,536,206   MELLON RESIDENTIAL FUNDING CORPORATION SERIES
                  1999-TBC3 CLASS A2+/-                                  3.17          10/20/2029        1,477,154
     874,729   MELLON RESIDENTIAL FUNDING CORPORATION SERIES
                  2001-TBC1 CLASS A1+/-                                  2.82          11/15/2031          788,912
   2,500,000   MERRILL AUTO TRUST SECURITIZATION SERIES 2007-1
                  CLASS A3+/-                                            2.51          03/15/2011        2,475,829
     365,667   MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION
                  HELOC TRUST SERIES 2003-2 CLASS A+/-                   2.73          04/25/2016          271,081
   3,945,954   MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES
                  2007-FF1 CLASS A+/-++                                  2.58          02/25/2042        3,725,770
   4,907,299   MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES
                  2007-FF2 CLASS A+/-++                                  2.96          02/25/2042        4,632,491
   3,750,001   NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES
                  2006-2 CLASS AIO(c)                                    6.00          08/25/2011          533,625
     328,064   NAVISTAR FINANCIAL CORPORATION OWNER TRUST SERIES
                  2005-A CLASS A3                                        4.22          02/15/2010          328,480
   2,923,465   NISSAN AUTO LEASE TRUST SERIES 2006-A CLASS A3            5.11          03/15/2010        2,927,659
   1,732,826   RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3
                  CLASS A+/-                                             2.97          12/25/2033        1,428,012
   2,090,644   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES
                  2002-KS8 CLASS A6                                      4.86          12/25/2032        1,698,220
   3,000,000   RIVERVIEW HECM TRUST SERIES 2007-1 CLASS A+/-++           2.59          06/25/2037        2,701,200
   1,152,365   SASC SERIES 2006-GEL3 CLASS A1+/-++                       2.59          07/25/2036        1,110,794
   1,623,467   SBI HELOC TRUST SERIES 2005-HE1 CLASS 1A+/-++             2.65          11/25/2035        1,356,910
   1,500,000   SLC STUDENT LOAN TRUST SERIES 2006-A CLASS A+/-           2.86          04/16/2018        1,439,297
   2,500,000   SLM STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-          2.85          09/15/2020        2,370,735
     589,142   SSB RV TRUST SERIES 2001-1 CLASS A5                       6.30          04/15/2016          589,919

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

STABLE INCOME PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
ASSET BACKED SECURITIES (continued)
$    299,608   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B
                  CLASS A3                                               5.41%         08/12/2011    $     297,262
   2,500,000   TURQUOISE CARD BACKED SECURITIES PLC SERIES 2006-1A
                  CLASS B+/-++                                           2.63          05/16/2011        2,436,720
   3,000,000   TURQUOISE CARD BACKED SECURITIES PLC SERIES 2007-1
                  CLASS A+/-                                             2.53          06/15/2012        2,906,718
   3,000,000   US EDUCATION LOAN TRUST LLC SERIES 2007-1A CLASS
                  A2+/-++                                                3.03          09/01/2019        2,949,843
   1,033,081   USXL FUNDING LLC SERIES 2006-1A CLASS A++                 5.38          04/15/2014          962,502
      82,762   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES
                  2002-HE2 CLASS A+/-                                    2.89          12/25/2032           62,989
     652,788   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES
                  2003-HE2 CLASS AII1+/-                                 2.73          07/02/2018          459,840
     811,675   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES
                  2004-HE1 CLASS A+/-                                    2.69          06/25/2034          685,126
   3,669,041   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES
                 2007-HE2A CLASS A+/-++(i)                               2.60          07/25/2037        2,415,696
   2,500,000   WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2007-A2
                  CLASS A2+/-++                                          2.50          05/15/2014        2,297,996
   3,000,000   WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2007-B
                 CLASS A4                                                5.39          05/15/2013        2,974,061
TOTAL ASSET BACKED SECURITIES (COST $111,448,692)                                                       99,452,738
                                                                                                     -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 25.36%
   2,478,741   ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS
                  2A1+/-(i)                                              2.68          06/25/2037        1,546,612
   2,624,526   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                  SERIES 2005-1 CLASS A3                                 4.88          11/10/2042        2,613,735
      59,607   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G
                  CLASS 2A1+/-                                           6.29          07/20/2032           57,825
     359,417   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A
                  CLASS 2A2+/-                                           6.85          02/25/2033          358,355
   1,755,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES
                  2005-PWR9 CLASS A2                                     4.74          09/11/2042        1,734,030
   1,085,903   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-14
                  CLASS 2A1+/-                                           2.68          05/25/2035          704,947
   1,613,737   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24
                  CLASS 2A1B+/-                                          4.60          07/20/2035        1,067,654
     878,728   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27
                  CLASS 3A1+/-                                           4.73          06/30/2035          720,821
   4,082,903   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0A10
                  CLASS 1A1+/-                                           4.25          08/25/2046        2,523,589
   3,179,428   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2007-0A3
                  CLASS 1A1+/-(i)                                        2.61          04/25/2047        1,972,470
   1,681,140   COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3           5.23          04/25/2025        1,139,366
   1,586,998   COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1           5.65          12/29/2034        1,085,652
   2,701,927   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS
                  1AF+/-++                                               2.87          11/25/2034        2,674,330
     485,449   CPS AUTO TRUST SERIES 2006-A CLASS A3++                   5.24          10/15/2010          485,682
   2,000,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                  CORPORATION SERIES 2001-CP4 CLASS A4                   6.18          12/15/2035        2,028,038
     271,217   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                  CORPORATION SERIES 2002-AR17 CLASS 2A1+/-              6.75          12/19/2039          267,178
      91,567   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                  CORPORATION SERIES 2003-AR2 CLASS 2A1+/-               7.00          02/25/2033           90,681
     895,210   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2
                  CLASS 3A3+/-                                           3.21          09/25/2033          788,928
     126,586   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES
                  T-31 CLASS A7+/-                                       2.72          05/25/2031           99,585
     340,858   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES
                  T-35 CLASS A+/-                                        2.74          09/25/2031          317,823
   1,787,568   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES
                  T-54 CLASS 3A                                          7.00          02/25/2043        1,901,949
   2,014,466   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES
                  T-54 CLASS 4A+/-                                       5.78          02/25/2043        1,974,080
   3,212,486   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES
                  T-55 CLASS 1A2                                         7.00          03/25/2043        3,405,631
   2,537,616   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES
                  T-57 CLASS 1A2                                         7.00          07/25/2043        2,698,253
   3,008,470   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES
                  T-58 CLASS 4A                                          7.50          09/25/2043        3,180,518
   1,931,646   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES
                  T-63 CLASS 1A1+/-                                      4.73          02/25/2045        1,749,437
     178,093   FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1
                  CLASS 4A1+/-                                           6.57          11/19/2032          176,614
      67,604   FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8         7.55          11/10/2023           67,557
     600,264   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3               7.50          05/25/2042          638,327
     298,960   FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-             2.57          09/26/2033          278,282
     744,031   FNMA SERIES 2002-90 CLASS A2                              6.50          11/25/2042          775,861
   1,559,212   FNMA SERIES 2003-W4 CLASS 3A                              7.00          10/25/2042        1,621,365
   1,636,390   FNMA SERIES 2004-W2 CLASS 2A2                             7.00          02/25/2044        1,753,870
   3,440,224   FNMA SERIES 2007-88 CLASS HC+/-                           5.24          09/25/2037        3,501,600
      39,908   FNMA WHOLE LOAN SERIES 2001-W1 CLASS AV1+/-               2.71          08/25/2031           35,616
     717,419   FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                  7.50          08/25/2042          774,507
     105,118   FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-              2.83          02/25/2033           93,461
   2,861,752   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES
                  2005-C2 CLASS A2                                       4.71          05/10/2043        2,842,084

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

STABLE INCOME PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  3,000,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES
                  2005-C3 CLASS A4+/-                                    5.05%         07/10/2045    $   2,983,095
   2,927,706   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2005-C1 CLASS A2                                4.47          05/10/2043        2,899,369
     391,152   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES
                  2001-HE3 CLASS A2+/-                                   3.03          03/25/2027          230,332
   4,000,000   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES
                  2005-HE3 CLASS A2+/-(i)                                2.62          02/25/2036        3,714,387
   2,597,370   GREENPOINT MORTGAGE FUNDING TRUST SERIES 2006-AR1
                  CLASS A1A+/-(i)                                        2.76          02/25/2036        1,624,573
   4,303,026   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION
                  SERIES 2003-C2 CLASS A2                                4.02          01/05/2036        4,274,765
   6,488,185   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS
                  1AF+/-++                                               2.87          10/25/2034        6,072,482
   4,093,921   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP2 CLASS
                  1AF+/-++                                               2.82          03/25/2035        3,748,577
   3,887,882   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 CLASS
                  1AF+/-++                                               2.82          09/25/2035        3,316,573
   1,560,347   GSMPS MORTGAGE LOAN TRUST SERIES 2006-1 CLASS
                  A1+/-++(i)                                             2.77          03/25/2035        1,240,554
   1,583,354   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS
                  3A2A+/-                                                2.81          01/19/2035        1,368,095
     622,521   INDYMAC LOAN TRUST SERIES 2005-L2 CLASS A1+/-(i)          2.69          09/16/2035          465,052
   2,453,089   LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-(i)              6.45          05/25/2037        1,606,474
     840,812   LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-(i)             2.79          05/25/2037          417,295
     598,530   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED
                  SERIES 2003-A2 CLASS 2A2+/-                            4.62          02/25/2033          600,093
   1,686,531   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A
                  CLASS A+/-                                             2.85          03/15/2025        1,201,973
   1,059,155   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A
                  CLASS 2A2+/-                                           3.51          03/25/2028          847,801
   1,038,428   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B
                  CLASS A1+/-                                            2.81          04/25/2028          909,423
     783,107   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A
                  CLASS A1+/-                                            2.70          04/25/2029          716,824
   1,485,419   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES
                  2003-HYB1 CLASS A3+/-                                  4.97          03/25/2033        1,472,053
   1,207,716   MORGAN STANLEY DEAN WITTER CREDIT CORPORATION HELOC
                  TRUST SERIES 2003-1 CLASS A+/-                         2.74          11/25/2015        1,029,520
     449,289   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI
                  CLASS D+/-                                             7.56          11/10/2030          448,831
     424,969   OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1
                  CLASS A2+/-                                            3.31          02/25/2033          333,541
     301,141   RESIDENTIAL FUNDING MORTGAGE SECURITIES
                  INCORPORATED SERIES 2002-HS3 CLASS 2A+/-               2.81          08/25/2032          173,066
     362,946   RESIDENTIAL FUNDING MORTGAGE SECURITIES
                  INCORPORATED SERIES 2003-HS1 CLASS AII+/-              2.75          12/25/2032          267,018
     656,436   RESIDENTIAL FUNDING MORTGAGE SECURITIES
                  INCORPORATED SERIES 2004-HS3 CLASS A+/-                2.73          09/25/2029          385,021
   1,565,332   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-              2.87          10/20/2027        1,499,686
     498,032   SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-          3.13          06/20/2033          431,731
   1,416,374   SEQUOIA MORTGAGE TRUST SERIES 2003-8 CLASS A1+/-          2.79          12/20/2033        1,342,718
     638,891   SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                2.82          10/19/2026          580,725
   3,499,582   SMALL BUSINESS ADMINISTRATION PARTICIPATION
                  CERTIFICATES SERIES 1999-20B CLASS 1                   5.95          02/01/2019        3,546,317
     160,709   SMALL BUSINESS ADMINISTRATION PARTICIPATION
                  CERTIFICATES SERIES 2000-10C CLASS 1                   7.88          05/01/2010          163,040
     591,248   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                  2003-9A CLASS 2A1+/-                                   6.03          03/25/2033          580,231
   1,348,828   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                  2004-NP2 CLASS A+/-++                                  2.81          11/30/2034        1,204,233
   1,274,853   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                  2005-GEL4 CLASS A+/-                                   2.81          09/25/2025          769,268
   3,783,484   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                  2006-RF3 CLASS 1A1++                                   6.00          11/25/2036        3,623,821
     764,008   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                  2006-RM1 CLASS A1+/-++(i)                              2.72          08/25/2046          574,305
   2,181,030   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                  2007-RM1 CLASS A1+/-++(i)                              2.74          05/25/2047        1,739,371
   2,500,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES
                  2005-C20 CLASS A4+/-                                   5.29          07/15/2042        2,491,562
     734,598   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH
                  CERTIFICATES SERIES 2003-AR1 CLASS A6+/-               5.76          03/25/2033          731,491
   2,155,817   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH
                  CERTIFICATES SERIES 2005-AR1 CLASS A1A+/-              2.79          01/25/2035        1,525,644
     857,674   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH
                  CERTIFICATES SERIES 2005-AR6 CLASS 2A1A+/-             2.70          04/25/2035          565,635
   2,236,986   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH
                  CERTIFICATES SERIES 2005-C3 CLASS A4+/-                4.17          07/25/2047        1,254,726

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

STABLE INCOME PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  4,409,842   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH
                  CERTIFICATES SERIES 2006-AR11 CLASS 3A1A+/-            4.00%         09/25/2046    $   2,554,889
   1,783,464   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH
                  CERTIFICATES SERIES 2006-AR3 CLASS A1A+/-              4.08          02/25/2046        1,122,270
   2,045,961   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH
                  CERTIFICATES SERIES 2006-AR4 CLASS DA+/-(I)            4.26          06/25/2046        1,150,035
   3,185,681   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH
                  CERTIFICATES SERIES 2006-AR5 CLASS 5A+/-(I)            4.07          06/25/2046        1,985,624
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $142,164,063)                                          121,530,422
                                                                                                     -------------

CORPORATE BONDS & NOTES: 7.67%

APPAREL & ACCESSORY STORES: 0.37%
   1,770,000   FEDERATED DEPARTMENT STORES INCORPORATED                  6.63          09/01/2008        1,770,000
                                                                                                     -------------
COMMUNICATIONS: 0.34%
   1,226,000   TIME WARNER ENTERTAINMENT COMPANY LP                      7.25          09/01/2008        1,226,000
     400,000   VIACOM INCORPORATED+/-                                    3.13          06/16/2009          396,370
                                                                                                         1,622,370
                                                                                                     -------------
DEPOSITORY INSTITUTIONS: 0.67%
   2,000,000   ROSLYN BANCORP INCORPORATED                               7.50          12/01/2008        2,017,262
   1,500,000   SOVEREIGN BANK+/-                                         4.38          08/01/2013        1,183,937
                                                                                                         3,201,199
                                                                                                     -------------
ELECTRIC, GAS & SANITARY SERVICES: 0.79%
   1,700,000   DUKE ENERGY FIELD SERVICES LLC                            7.88          08/16/2010        1,789,282
   2,000,000   SOUTHWESTERN PUBLIC SERVICE                               6.20          03/01/2009        2,024,986
                                                                                                         3,814,268
                                                                                                     -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.48%
   2,250,000   BAE SYSTEMS HOLDINGS INCORPORATED++                       4.75          08/15/2010        2,289,267
                                                                                                     -------------
FOOD & KINDRED PRODUCTS: 1.24%
   3,450,000   GENERAL MILLS INCORPORATED+/-                             2.92          01/22/2010        3,398,550
   2,500,000   PEPSIAMERICAS INCORPORATED                                6.38          05/01/2009        2,536,733
                                                                                                         5,935,283
                                                                                                     -------------
GENERAL MERCHANDISE STORES: 0.41%
   2,000,000   CVS CAREMARK CORPORATION+/-                               2.98          06/01/2010        1,962,852
                                                                                                     -------------
HOLDING & OTHER INVESTMENT OFFICES: 0.53%
   2,550,000   CPG PARTNERS LP                                           3.50          03/15/2009        2,528,220
                                                                                                     -------------
INSURANCE CARRIERS: 0.99%
   2,840,000   HARTFORD LIFE GLOBAL FUND+/-                              2.95          09/15/2009        2,829,617
   2,000,000   METROPOLITAN LIFE GLOBAL FUNDING I+/-++                   3.03          03/15/2012        1,950,602
                                                                                                         4,780,219
                                                                                                     -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.05%
     229,895   3M EMPLOYEE STOCK OWNERSHIP PLAN TRUST++                  5.62          07/15/2009          232,541
                                                                                                     -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.44%
   2,150,000   AMERICAN EXPRESS CREDIT CORPORATION SERIES MTN+/-<<       3.87          05/27/2010        2,101,279
                                                                                                     -------------

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

STABLE INCOME PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
REAL ESTATE: 0.41%
$  1,950,000   DUKE-WEEKS REALTY                                         7.75%         11/15/2009    $   1,982,249
                                                                                                     -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.52%
   2,500,000   PROLOGIS TRUST                                            5.25          11/15/2010        2,501,085
                                                                                                     -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.43%
   2,000,000   WESTERN FINANCIAL BANK                                    9.63          05/15/2012        2,059,544
                                                                                                     -------------
TOTAL CORPORATE BONDS & NOTES (COST $37,137,160)                                                        36,780,376
                                                                                                     -------------
FOREIGN CORPORATE BONDS: 1.14%
   3,970,000   SABMILLER PLC+/-++                                        3.09          07/01/2009        3,950,559
   1,550,000   THOMSON CORPORATION                                       4.25          08/15/2009        1,544,113
TOTAL FOREIGN CORPORATE BONDS@ (COST $5,552,133)                                                         5,494,672
                                                                                                     -------------
LOAN PARTICIPATION: 0.53%
     667,487   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN+/-           5.34          10/15/2020          671,091
     597,260   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN -
                  PVT+/-                                                 3.61          06/25/2016          598,932
   1,269,308   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT
                  SBA GP SERIES D#66                                     5.37          09/08/2019        1,253,949
TOTAL LOAN PARTICIPATION (COST $2,533,934)                                                               2,523,972
                                                                                                     -------------
MUNICIPAL BONDS & NOTES: 4.63%
   4,700,000   COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT
                  LOAN REVENUE SERIES VIII-A2+/-ss                       3.30          12/01/2032        4,700,000
   2,345,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION           5.24          07/01/2011        2,355,013
   2,685,000   OHIO STATE HFA MORTGAGE BACKED SERIES G (HOUSING
                  REVENUE, GNMA INSURED)                                 5.57          09/01/2016        2,690,424
   3,450,000   OHIO STATE HFA RESIDENTIAL SERIES K (HOUSING
                  REVENUE)                                               5.84          09/01/2016        3,461,558
   3,000,000   OREGON SCHOOL BOARD ASSOCIATION TAXABLE PENSION
                  DEFERRED INTEREST SERIES A (PROPERTY TAX
                  REVENUE, FGIC INSURED)##                               3.92          06/30/2010        2,794,110
   2,505,000   PENNSYLVANIA HFA SERIES 94-C (HOUSING REVENUE)            6.04          10/01/2030        2,508,883
   3,680,000   SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT
                  AUTHORITY MORTGAGE REVENUE TAXABLE SERIES C-3
                  (HOUSING REVENUE, FIRST SECURITY BANK LOC)             5.50          07/01/2026        3,669,365
TOTAL MUNICIPAL BONDS & NOTES (COST $22,084,092)                                                        22,179,353
                                                                                                     -------------

   SHARES
------------
COLLATERAL FOR SECURITIES LENDING: 12.58%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.95%
   1,135,204   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                 1,135,204
   1,135,204   DAILY ASSETS FUND INSTITUTIONAL                                                           1,135,204
   1,135,204   DREYFUS CASH MANAGEMENT FUND                                                              1,135,204
   1,135,204   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                           1,135,204
                                                                                                         4,540,816
                                                                                                     -------------

  PRINCIPAL
------------
COLLATERAL INVESTED IN OTHER ASSETS: 11.63%
$    946,004   ALPINE SECURITIZATION CORPORATION++                       2.47          09/18/2008          944,770
     168,178   AMSTEL FUNDING CORPORATION++                              2.50          09/02/2008          168,143
     967,026   AMSTEL FUNDING CORPORATION++                              2.70          09/03/2008          966,736
     357,379   ASPEN FUNDING CORPORATION++                               2.12          09/02/2008          357,316
     388,913   ASPEN FUNDING CORPORATION++                               2.48          09/25/2008          388,216
     861,914   ATLANTIS ONE FUNDING CORPORATION++                        2.55          09/26/2008          860,266

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

STABLE INCOME PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  6,874,292   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $6,875,919)                            2.13%         09/02/2008    $   6,874,292
   1,051,115   BASF FINANCE EUROPE NV+/-++                               2.80          10/17/2008        1,050,711
     946,004   CAFCO LLC++                                               2.40          09/22/2008          944,553
     378,401   CANCARA ASSET SECURITIZATION LIMITED++                    2.50          09/04/2008          378,270
     378,401   CBA (DELAWARE) FINANCE INCORPORATED                       2.35          09/02/2008          378,327
     235,329   CHEYNE FINANCE LLC+/-++(a)(i)####                         1.99          02/25/2008            3,883
     819,870   CRC FUNDING LLC++                                         2.42          09/23/2008          818,547
   1,450,539   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES
                  (MATURITY VALUE $1,450,894)                            2.20          09/02/2008        1,450,539
   1,008,986   DANSKE BANK A/S COPENHAGEN                                1.88          09/02/2008        1,008,986
   2,123,253   DANSKE BANK A/S COPENHAGEN                                2.03          09/02/2008        2,123,253
   1,324,405   DANSKE BANK A/S COPENHAGEN                                2.15          09/02/2008        1,324,405
   1,219,293   DANSKE BANK A/S COPENHAGEN                                2.18          09/02/2008        1,219,293
   1,219,293   DANSKE BANK A/S COPENHAGEN                                2.20          09/02/2008        1,219,293
   1,366,450   DANSKE BANK A/S COPENHAGEN                                2.23          09/02/2008        1,366,450
     294,312   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES
                  (MATURITY VALUE $294,383)                              2.18          09/02/2008          294,312
   5,150,464   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $5,151,689)                            2.14          09/02/2008        5,150,464
     735,781   ERASMUS CAPITAL CORPORATION++                             2.48          09/02/2008          735,628
     946,004   FAIRWAY FINANCE CORPORATION++                             2.54          09/16/2008          944,869
     487,066   FALCON ASSET SECURITIZATION CORPORATION++                 2.45          09/22/2008          486,303
     609,647   FALCON ASSET SECURITIZATION CORPORATION++                 2.45          09/25/2008          608,568
     255,989   FORTIS BANQUE LUXEMBOURG                                  2.47          09/18/2008          255,655
     231,245   GEMINI SECURITIZATION INCORPORATED++                      2.47          09/26/2008          230,817
     525,558   GRAMPIAN FUNDING LIMITED++                                2.56          09/24/2008          524,623
     505,675   GRYPHON FUNDING LIMITED(a)(i)                             0.00          08/23/2009          224,874
     735,781   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(a)(i)       2.55          10/16/2008          735,781
     420,446   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES
                  (MATURITY VALUE $420,549)                              2.20          09/02/2008          420,446
   5,676,021   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $5,677,364)                            2.13          09/02/2008        5,676,021
     399,424   JUPITER SECURITIZATION CORPORATION++                      2.45          09/25/2008          398,717
     441,468   LIBERTY STREET FUNDING CORPORATION++                      2.47          09/17/2008          440,923
     299,568   LIBERTY STREET FUNDING CORPORATION++                      2.48          09/19/2008          299,155
     283,801   LMA AMERICAS LLC++                                        2.58          09/23/2008          283,313
     946,004   MAZARIN FUNDING CORPORATION++                             2.50          09/26/2008          944,230
     525,558   METLIFE GLOBAL FUNDING I+/-++                             2.47          10/21/2008          525,470
     277,011   MONT BLANC CAPITAL CORPORATION                            2.55          09/05/2008          276,893
     168,178   MONT BLANC CAPITAL CORPORATION++                          2.55          09/08/2008          168,071
     323,218   MORGAN STANLEY+/-                                         2.62          10/15/2008          323,218
     525,558   NATEXIS BANQUES POPULAIRES+/-++                           2.80          09/08/2008          525,545
     105,112   NORDEA NORTH AMERICA INCORPORATED                         2.39          09/16/2008          104,993
     157,667   OLD LINE FUNDING CORPORATION++                            2.50          09/08/2008          157,569
     819,870   PRUDENTIAL PLC++                                          2.42          09/10/2008          819,263
     946,004   RANGER FUNDING CORPORATION++                              2.45          09/24/2008          944,394
     693,736   SALISBURY RECEIVABLES COMPANY++                           2.50          09/10/2008          693,206
     630,669   SCALDIS CAPITAL LIMITED++                                 2.60          09/24/2008          629,530
     933,390   SHEFFIELD RECEIVABLES CORPORATION++                       2.48          09/09/2008          932,747
     946,004   SOLITAIRE FUNDING LLC++                                   2.45          09/26/2008          944,265
     840,892   STANFIELD VICTORIA FUNDING LLC+/-++(a)(i)####             2.79          04/03/2008          672,714
     473,002   STARBIRD FUNDING CORPORATION++                            2.70          09/23/2008          472,150
     504,535   STARBIRD FUNDING CORPORATION++                            2.76          09/24/2008          503,572
     903,959   SWEDBANK MORTGAGE AB                                      2.48          09/19/2008          902,713
   2,102,230   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-(a)(i)           2.32          10/31/2008        2,102,230
     189,201   TULIP FUNDING CORPORATION++                               2.45          09/26/2008          188,853
     525,558   UNICREDITO ITALIANO BANK (IRELAND) SERIES
                  LIB+/-++                                               2.49          10/08/2008          525,496
     525,558   VICTORIA FINANCE LLC+/-++(a)(i)####                       2.48          05/02/2008          420,446

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

STABLE INCOME PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    525,558   VICTORIA FINANCE LLC+/-++(a)(i)####                       2.22%         08/07/2008    $     420,446
                                                                                                        55,754,732
                                                                                                     -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $61,232,339)                                              60,295,548
                                                                                                     -------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 16.79%

MUTUAL FUNDS: 16.79%
  80,470,077   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                             80,470,077
                                                                                                     -------------
TOTAL SHORT-TERM INVESTMENTS (COST $80,470,077)                                                         80,470,077
                                                                                                     -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $571,756,861)*                                        112.32%                                  $ 538,316,429
OTHER ASSETS AND LIABILITIES, NET                           (12.32)                                    (59,066,335)
                                                            ------                                   -------------
TOTAL NET ASSETS                                            100.00%                                  $ 479,250,094
                                                            ======                                   =============

+/-  Variable rate investments.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

@    Foreign bond principal is denominated in US dollars.

ss These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon bond. Interest rate presented is yield to maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $80,470,077.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL                         SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
AGENCY SECURITIES: 48.32%
FEDERAL HOME LOAN BANK: 0.87%
$ 15,260,000   FHLB<<                                                    3.38%         06/24/2011    $  15,151,013
                                                                                                     -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 15.07%
   5,094,000   FHLMC<<                                                   5.00          02/16/2017        5,209,445
   4,732,312   FHLMC #1B3391<<+/-                                        5.74          05/01/2037        4,820,510
      13,860   FHLMC #1B7562+/-                                          6.03          11/01/2037           14,079
     722,969   FHLMC #1G1619+/-                                          5.94          03/01/2037          730,767
   1,467,833   FHLMC #1G1919<<+/-                                        5.94          05/01/2037        1,481,587
     944,321   FHLMC #1G1949+/-                                          5.93          05/01/2037          952,445
   1,717,550   FHLMC #1G2254<<+/-                                        6.39          10/01/2037        1,761,205
   2,168,325   FHLMC #1J1409<<+/-                                        5.85          12/01/2036        2,218,501
   4,691,272   FHLMC #1J1465<<+/-                                        5.87          01/01/2037        4,758,165
   5,710,877   FHLMC #1J1581<<+/-                                        5.92          04/01/2037        5,821,776
   1,432,417   FHLMC #1J1630<<+/-                                        5.91          04/01/2037        1,459,778
   5,196,267   FHLMC #1J2842<<+/-                                        6.15          09/01/2037        5,328,673
     625,283   FHLMC #1N0166+/-                                          6.30          06/01/2036          638,007
   2,272,249   FHLMC #1Q0251<<+/-                                        6.30          04/01/2037        2,327,814
   1,508,842   FHLMC #1Q0280+/-                                          5.84          06/01/2037        1,520,228
     141,644   FHLMC #A61082                                             4.50          08/01/2033          132,573
  11,055,498   FHLMC #A71047<<                                           5.50          12/01/2037       10,910,752
   2,611,721   FHLMC #A78361<<                                           5.50          05/01/2033        2,590,585
   4,858,034   FHLMC #A78364                                             5.50          05/01/2033        4,818,719
   1,616,140   FHLMC #A78365<<                                           5.50          05/01/2034        1,602,557
   2,602,289   FHLMC #A78367<<                                           5.50          05/01/2034        2,581,230
   2,159,723   FHLMC #A78368<<                                           5.50          05/01/2035        2,142,920
   3,222,596   FHLMC #A78369<<                                           5.50          05/01/2036        3,197,523
   2,418,539   FHLMC #A80415<<                                           4.50          03/01/2035        2,262,897
  15,198,000   FHLMC #A80860                                             6.50          08/01/2038       15,627,573
   3,727,000   FHLMC #A80965                                             6.50          08/01/2038        3,832,344
   2,346,000   FHLMC #A81164                                             6.50          08/01/2038        2,412,310
   2,242,000   FHLMC #A81215                                             6.50          08/01/2038        2,305,370
   1,791,536   FHLMC #E01279<<                                           5.50          01/01/2018        1,823,113
   4,565,902   FHLMC #E01497<<                                           5.50          11/01/2018        4,642,178
   1,077,070   FHLMC #E01539<<                                           5.50          12/01/2018        1,094,957
   5,835,575   FHLMC #G02455<<                                           5.50          10/01/2030        5,797,467
   2,213,381   FHLMC #G03316                                             4.50          03/01/2036        2,061,951
   4,675,673   FHLMC #G04121<<                                           5.50          04/01/2038        4,614,456
  18,849,686   FHLMC #G04381                                             5.50          05/01/2038       18,602,893
   1,964,708   FHLMC #G11594<<                                           5.50          08/01/2019        1,997,947
      55,282   FHLMC #G11653<<                                           5.50          12/01/2019           56,218
   4,961,882   FHLMC #G11658<<                                           5.50          01/01/2020        5,033,423
   3,276,397   FHLMC #G11786<<                                           5.00          10/01/2014        3,312,783
   3,273,386   FHLMC #G11850<<                                           5.50          07/01/2020        3,320,582
   4,117,693   FHLMC #G11940                                             5.50          05/01/2020        4,177,062
   3,130,125   FHLMC #G11944<<                                           5.50          07/01/2020        3,175,255
   3,859,403   FHLMC #G11983<<                                           5.50          01/01/2020        3,915,048
   1,342,805   FHLMC #G12258                                             6.00          08/01/2016        1,375,191
   2,688,684   FHLMC #G12474<<                                           5.50          01/01/2017        2,739,213
   3,638,652   FHLMC #G12827<<                                           5.50          02/01/2021        3,703,622
   2,792,518   FHLMC #G12888<<                                           5.50          07/01/2018        2,842,380
   1,373,207   FHLMC #G13169                                             5.50          06/01/2020        1,399,014
   3,585,320   FHLMC #G30391<<                                           4.50          04/01/2028        3,380,344
  12,283,763   FHLMC #H19011                                             5.50          08/01/2037       11,930,604
   1,272,609   FHLMC #J02372                                             5.50          05/01/2020        1,294,139
   1,211,124   FHLMC #J02373                                             5.50          05/01/2020        1,231,614
   1,736,861   FHLMC #J02376<<                                           6.00          05/01/2020        1,778,846
   1,223,888   FHLMC #J04514                                             5.50          03/01/2017        1,245,742
   3,057,000   FHLMC SERIES 2695 CLASS BG                                4.50          04/15/2032        2,935,216
   2,664,000   FHLMC SERIES 2702 CLASS AD                                4.50          08/15/2032        2,556,710
   1,231,000   FHLMC SERIES 3320 CLASS TB                                5.50          06/15/2030        1,243,953

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL                         SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$ 65,500,000   FHLMC TBA%%                                               5.50%         10/01/2038    $  64,394,688
                                                                                                       261,136,942
                                                                                                     -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 29.38%
   1,000,000   FNMA<<                                                    3.38          05/19/2011          998,102
   2,411,573   FNMA #190129<<                                            6.00          11/01/2023        2,451,411
   6,132,308   FNMA #190337<<                                            5.00          07/01/2033        5,936,378
   3,401,358   FNMA #254758<<                                            4.50          06/01/2013        3,403,756
   2,344,234   FNMA #254918<<                                            4.50          09/01/2033        2,193,374
   7,230,951   FNMA #254949<<                                            5.00          11/01/2033        6,999,919
   1,612,067   FNMA #255895                                              4.50          09/01/2035        1,501,776
   1,086,236   FNMA #555592<<                                            5.50          07/01/2033        1,078,803
     182,906   FNMA #688017<<                                            5.50          03/01/2033          181,654
   5,566,757   FNMA #694406<<                                            5.50          03/01/2033        5,528,665
   1,342,786   FNMA #699613                                              5.50          06/01/2033        1,333,598
  13,537,756   FNMA #702005<<                                            5.50          05/01/2033       13,445,122
  12,058,836   FNMA #725027<<                                            5.00          11/01/2033       11,673,551
   1,257,098   FNMA #725068<<                                            5.50          01/01/2019        1,280,330
  12,331,521   FNMA #725610<<                                            5.50          07/01/2034       12,231,726
   5,916,368   FNMA #725611<<                                            5.50          06/01/2034        5,875,885
     571,371   FNMA #728720<<                                            5.00          07/01/2033          553,115
   1,654,967   FNMA #728770                                              5.00          08/01/2033        1,602,090
   6,601,238   FNMA #728877<<                                            5.00          08/01/2033        6,390,325
  20,207,693   FNMA #735580<<                                            5.00          06/01/2035       19,530,474
  14,975,582   FNMA #735651<<                                            4.50          06/01/2035       13,951,014
   4,522,185   FNMA #745044                                              4.50          08/01/2035        4,212,796
  10,622,842   FNMA #745314<<                                            4.00          05/01/2034        9,454,969
   3,013,319   FNMA #745526<<                                            6.00          05/01/2021        3,090,665
   5,725,920   FNMA #779525<<                                            5.00          06/01/2034        5,534,028
   4,253,762   FNMA #819357<<                                            4.50          03/01/2035        3,962,736
  13,130,543   FNMA #835760<<                                            4.50          09/01/2035       12,232,204
  12,446,368   FNMA #888091<<                                            5.50          12/01/2030       12,384,539
   5,395,419   FNMA #888307+/-                                           5.92          04/01/2037        5,498,191
  12,614,796   FNMA #888415<<                                            5.00          12/01/2036       12,168,384
   6,554,063   FNMA #888482<<                                            4.50          05/01/2035        6,132,287
   1,800,688   FNMA #888911<<+/-                                         6.11          11/01/2037        1,831,363
   4,003,239   FNMA #888964<<                                            7.00          11/01/2037        4,191,805
  38,957,657   FNMA #889069<<                                            5.50          01/01/2021       39,677,617
   5,868,594   FNMA #889115<<                                            5.50          12/01/2019        5,980,717
  18,506,797   FNMA #889201                                              4.50          07/01/2037       17,275,337
   7,639,522   FNMA #889213<<                                            5.50          10/01/2020        7,773,543
  12,555,923   FNMA #889222<<                                            5.00          12/01/2036       12,111,595
  12,848,867   FNMA #889318<<                                            5.50          07/01/2020       13,086,322
   3,898,517   FNMA #889453<<                                            4.50          04/01/2028        3,675,636
   5,414,830   FNMA #889495<<                                            6.50          03/01/2038        5,575,191
   6,727,342   FNMA #889514<<                                            6.50          04/01/2038        6,933,366
   7,497,261   FNMA #889568<<                                            5.50          03/01/2020        7,635,815
  43,768,598   FNMA #889657                                              4.50          09/01/2037       40,951,937
   1,445,339   FNMA #889688                                              5.50          12/01/2019        1,458,951
   2,306,060   FNMA #889804<<                                            5.00          06/01/2035        2,232,381
  11,753,000   FNMA #889835<<                                            4.50          04/01/2036       10,965,208
  22,042,000   FNMA #889836                                              4.50          12/01/2033       20,674,757
   1,839,041   FNMA #905597<<+/-                                         6.07          12/01/2036        1,871,123
   2,303,264   FNMA #905618+/-                                           6.10          12/01/2036        2,347,686
   1,284,482   FNMA #905629+/-                                           6.13          12/01/2036        1,310,818
   5,548,287   FNMA #906216+/-                                           5.95          01/01/2037        5,655,651
   1,553,637   FNMA #906403<<+/-                                         6.03          01/01/2037        1,575,941
   1,989,420   FNMA #906404<<+/-                                         5.95          01/01/2037        2,011,617
   1,317,354   FNMA #909569+/-                                           5.88          02/01/2037        1,329,600
   1,635,482   FNMA #914819<<+/-                                         5.98          04/01/2037        1,650,944
   1,104,297   FNMA #914820+/-                                           6.00          04/01/2037        1,115,632

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL                         SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$  2,401,479   FNMA #917894+/-                                           5.74%         05/01/2037    $   2,450,780
   3,130,008   FNMA #928939<<                                            7.00          12/01/2037        3,277,442
   1,395,116   FNMA #944357                                              6.00          06/01/2022        1,430,630
   3,547,098   FNMA #945032<<+/-                                         5.77          08/01/2037        3,614,070
      92,422   FNMA #945657<<+/-                                         6.26          09/01/2037           94,611
   2,421,441   FNMA #949593<<                                            6.00          08/01/2022        2,483,080
  22,969,000   FNMA TBA%%                                                5.50          09/01/2020       23,155,623
  19,300,000   FNMA TBA%%                                                4.50          09/01/2023       18,690,853
   4,000,000   FNMA TBA%%                                                5.00          09/01/2023        3,962,500
  30,500,000   FNMA TBA%%                                                5.00          10/01/2023       30,147,359
   6,100,000   FNMA TBA%%                                                5.50          09/01/2033        6,023,750
                                                                                                       509,043,118
                                                                                                     -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 3.00%
   9,605,812   GNMA #782044<<                                            6.50          12/15/2032        9,946,749
  33,903,000   GNMA TBA%%                                                6.00          09/01/2034       34,326,804
   7,500,000   GNMA TBA%%                                                6.50          10/01/2036        7,693,363
                                                                                                        51,966,916
                                                                                                     -------------
TOTAL AGENCY SECURITIES (COST $831,238,472)                                                            837,297,989
                                                                                                     -------------
ASSET BACKED SECURITIES: 12.12%
   3,908,000   AMERICREDIT PRIME AUTOMOBILE RECEIVABLES TRUST
                  SERIES 2007-1 CLASS A3                                 5.27          10/08/2009        3,920,453
   5,594,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2006-A9
                  CLASS A9+/-                                            2.48          02/15/2013        5,466,489
   5,518,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2008-A1
                  CLASS A1+/-                                            3.05          04/15/2013        5,449,071
   2,289,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES
                  2005-A6 CLASS A6+/-                                    2.84          07/15/2015        2,103,054
  11,091,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES
                  2006-A11 CLASS A11+/-                                  2.56          06/17/2019        9,499,043
   2,571,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES
                  2006-A5 CLASS A5+/-                                    2.53          01/15/2016        2,346,361
     867,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES
                  2006-A7 CLASS A7+/-                                    2.50          03/17/2014          822,661
   1,564,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES
                  2007-A4 CLASS A4+/-                                    2.50          03/16/2015        1,458,531
  27,096,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES
                  2008-A3 CLASS A3                                       5.05          02/16/2016       26,050,097
   2,472,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES
                  2008-A5 CLASS A5                                       4.85          02/18/2014        2,434,519
   8,058,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES
                  2006-A2 CLASS A2                                       4.85          02/10/2011        8,105,062
   2,337,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES
                  INCORPORATED SERIES 2006-1 CLASS A2                    5.68          07/25/2036        2,321,614
   2,283,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES
                  INCORPORATED SERIES 2006-2 CLASS A2                    5.56          09/25/2036        2,264,924
     280,651   CITICORP RESIDENTIAL MORTGAGE SECURITIES
                  SERIES 2006-1 CLASS A1                                 5.96          07/25/2036          279,958
   1,428,750   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED
                  SERIES 2007-AHL1 CLASS A2A+/-                          2.51          12/25/2036        1,321,025
   6,468,000   COMET SERIES 2007-A7 CLASS A7                             5.75          07/15/2020        6,030,212
   2,856,715   COUNTRYWIDE ASSET BACKED CERTIFICATES
                  SERIES 2006-S1 CLASS A2                                5.55          08/25/2021        2,598,740
  13,195,000   DAIMLER CHRYSLER MASTER OWNER TRUST
                  SERIES 2006-A CLASS A+/-                               2.50          11/15/2011       12,606,766
   1,726,000   DISCOVER CARD MASTER TRUST I SERIES 2003-3
                  CLASS A+/-                                             2.67          09/15/2012        1,680,955
   5,850,000   DISCOVER CARD MASTER TRUST I SERIES 2006-2
                  CLASS A2+/-                                            2.50          01/16/2014        5,529,307
   2,414,000   DISCOVER CARD MASTER TRUST I SERIES 2006-2
                  CLASS A3+/-                                            2.55          01/19/2016        2,180,381
   4,555,000   DISCOVER CARD MASTER TRUST SERIES 2007-A1 CLASS A1        5.65          03/16/2020        4,253,273
   4,046,000   DISCOVER CARD MASTER TRUST SERIES 2007-A2
                  CLASS A2+/-                                            3.12          06/15/2015        3,750,953
   7,196,000   DISCOVER CARD MASTER TRUST SERIES 2008-A3 CLASS A3        5.10          10/15/2013        7,123,998
  13,206,000   DISCOVER CARD MASTER TRUST SERIES 2008-A4 CLASS A4        5.65          12/15/2015       12,906,934
   3,607,000   DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1
                  CLASS A2++                                             5.26          04/25/2037        3,023,517
     267,000   FORD CREDIT AUTO OWNER TRUST SERIES 2007-B CLASS
                  A4A                                                    5.24          07/15/2012          261,283
   4,834,000   FORD CREDIT FLOORPLAN MASTER OWNER TRUST SERIES
                  2006-4 CLASS A+/-                                      2.72          06/15/2013        4,218,526
   2,036,111   GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1
                  CLASS A3++                                             5.34          01/15/2010        2,047,146
     902,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2007-2
                  CLASS A4                                               5.12          08/15/2013          898,288
   3,640,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1
                  CLASS A3A                                              4.25          02/15/2013        3,587,716
     187,000   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2008-1
                  CLASS A4                                               4.88          08/18/2011          185,179
   7,068,000   HUNTINGTON AUTO TRUST SERIES 2008-1 CLASS A3A++           4.81          04/16/2012        6,953,744
   8,755,000   HUNTINGTON AUTO TRUST SERIES 2008-1 CLASS A4++            5.64          02/15/2013        8,673,948

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL                         SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
ASSET BACKED SECURITIES (continued)

$  1,303,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2008-A
                  CLASS A4                                               5.48%         11/17/2014    $   1,290,644
     978,221   MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2
                  CLASS A2A+/-                                           2.51          01/25/2037          914,891
     869,518   MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1
                  CLASS A1+/-                                            2.52          12/25/2036          818,831
   1,074,452   MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS
                  CLASS 2A1S+/-                                          2.58          02/25/2047        1,029,127
   3,152,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2007-B
                  CLASS A4                                               5.16          03/17/2014        3,149,040
     192,593   OWNIT MORTGAGE LOAN ASSET BACKED CERTIFICATES
                  SERIES 2006-1 CLASS AF1                                5.42          12/25/2036          190,406
   7,940,000   SLM STUDENT LOAN TRUST SERIES 2005-6 CLASS A5B+/-         2.93          07/27/2026        7,850,216
   1,522,000   SLM STUDENT LOAN TRUST SERIES 2008-4 CLASS A4+/-          4.45          07/25/2022        1,522,000
   8,040,000   SLM STUDENT LOAN TRUST SERIES 2008-6 CLASS A4+/-          4.06          10/25/2014        7,767,394
   9,701,000   SLM STUDENT LOAN TRUST SERIES 2008-8 CLASS A4+/-          4.30          04/25/2023        9,455,443
   1,319,000   SWIFT MASTER AUTO RECEIVABLES TRUST SERIES 2007-1
                  CLASS A+/-                                             2.57          06/15/2012        1,199,785
   4,298,501   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B
                  CLASS A3                                               5.41          08/12/2011        4,264,836
   2,530,490   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C
                  CLASS A3                                               5.26          11/14/2011        2,490,262
   2,677,000   VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2008-1
                  CLASS A3                                               4.50          07/20/2012        2,668,556
   2,937,000   WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2006-A2A
                  CLASS A+/-++                                           2.52          06/15/2015        2,549,683
     512,000   WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2007-A2
                  CLASS A2+/-++                                          2.50          05/15/2014          470,629
       3,313   WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A3A         4.25          06/17/2010            3,315
TOTAL ASSET BACKED SECURITIES (COST $215,037,395)                                                      209,988,786
                                                                                                     -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 21.07%
   3,739,000   AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++           5.42          04/15/2037        3,564,950
   3,383,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                  SERIES 2008-1 CLASS A4+/-                              6.16          02/10/2049        3,173,013
   2,848,072   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                  SERIES 2000-1 CLASS A2A+/-                             7.33          11/15/2031        2,891,822
   1,172,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                  SERIES 2002-PB2 CLASS B                                6.31          06/11/2035        1,191,817
   1,313,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                  SERIES 2003-1 CLASS A2                                 4.65          09/11/2036        1,256,720
     393,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                  SERIES 2004-2 CLASS A5                                 4.58          11/10/2038          367,314
   7,081,441   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
                  INCORPORATED SERIES 2000-WF1 CLASS A2+/-               7.78          02/15/2032        7,264,591
   4,661,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
                  INCORPORATED SERIES 2004-ESA CLASS C++                 4.94          05/14/2016        4,698,931
   2,657,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
                  SERIES 2002-PBW1 CLASS A2+/-                           4.72          11/11/2035        2,561,331
     649,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
                  SERIES 2004-PWR6 CLASS A6                              4.83          11/11/2041          606,441
   4,142,000   CITIGROUP COMMERCIAL MORTGAGE TRUST
                  SERIES 2008-C7 CLASS A4+/-                             6.10          04/01/2038        3,879,376
   3,291,582   CITIMORTGAGE ALTERNATIVE LOAN TRUST
                  SERIES 2006-A1 CLASS 1A6                               6.00          04/25/2036        2,335,996
   5,791,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE
                  SERIES 2001-J2A CLASS A2++                             6.10          07/16/2034        5,855,313
   2,706,657   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C6
                  CLASS 2A1+/-                                           2.54          07/25/2036        2,531,561
   1,977,912   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                  CORPORATION SERIES 2001-CF2 CLASS A4                   6.51          02/15/2034        2,016,288
   1,157,474   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                  CORPORATION SERIES 2001-CK1 CLASS A3                   6.38          12/18/2035        1,176,896
   3,470,145   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                  CORPORATION SERIES 2001-CKN5 CLASS A4                  5.44          09/15/2034        3,460,014
     907,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                  CORPORATION SERIES 2002-CKN2 CLASS A3                  6.13          04/15/2037          918,250
     943,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                  CORPORATION SERIES 2002-CP5 CLASS A2                   4.94          12/15/2035          916,463
   2,602,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                  CORPORATION SERIES 2003-C4 CLASS A4+/-                 5.14          08/15/2036        2,520,084
   2,159,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                  CORPORATION SERIES 2003-C5 CLASS A4+/-                 4.90          12/15/2036        2,061,583
   1,249,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES
                  CORPORATION SERIES 2003-CK2 CLASS A4                   4.80          03/15/2036        1,198,823

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  2,746,514   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES
                  1999-CG2 CLASS A1B+/-                                  7.30%         06/10/2032    $   2,780,727
   2,936,893   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES
                  1999-CG3 CLASS A1B                                     7.34          10/10/2032        2,991,272
   2,405,453   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES
                  2000-CKP1 CLASS A1B                                    7.18          11/10/2033        2,478,110
   7,312,526   FHLB SERIES I7-2014 CLASS 1                               5.34          03/20/2014        7,313,668
  14,329,038   FHLB SERIES VN-2015 CLASS A                               5.46          11/27/2015       14,636,328
   4,798,000   FHLMC SERIES 2542 CLASS ES<<                              5.00          12/15/2017        4,768,392
   3,954,000   FHLMC SERIES 2558 CLASS BD<<                              5.00          01/15/2018        3,896,706
   2,487,289   FHLMC SERIES 2583 CLASS TD<<                              4.50          12/15/2013        2,492,936
   2,815,000   FHLMC SERIES 2590 CLASS NU                                5.00          06/15/2017        2,850,896
   2,565,000   FHLMC SERIES 2623 CLASS AJ                                4.50          07/15/2016        2,553,230
     347,000   FHLMC SERIES 2694 CLASS QG                                4.50          01/15/2029          344,615
   1,138,000   FHLMC SERIES 2725 CLASS PC                                4.50          05/15/2028        1,141,741
   1,402,040   FHLMC SERIES 2727 CLASS PW<<                              3.57          06/15/2029        1,390,624
     911,390   FHLMC SERIES 2780 CLASS TB                                3.00          12/15/2024          906,638
   2,808,000   FHLMC SERIES 2790 CLASS TN                                4.00          05/15/2024        2,510,417
     267,914   FHLMC SERIES 3000 CLASS PA                                3.90          01/15/2023          266,161
      25,000   FHLMC SERIES 3008 CLASS JM                                4.50          07/15/2025           23,054
   3,660,773   FHLMC SERIES 3017 CLASS TA<<                              4.50          08/15/2035        3,600,952
   3,688,000   FHLMC SERIES 3079 CLASS MD<<                              5.00          03/15/2034        3,529,663
   1,748,500   FHLMC SERIES 3104 CLASS QC                                5.00          09/15/2031        1,718,059
  10,186,000   FHLMC SERIES 3117 CLASS PC<<                              5.00          06/15/2031       10,251,565
   1,900,000   FHLMC SERIES 3268 CLASS HC                                5.00          12/15/2032        1,847,163
   2,687,000   FHLMC SERIES 3289 CLASS PB                                5.00          11/15/2029        2,665,189
   2,053,000   FHLMC SERIES 3298 CLASS VB                                5.00          11/15/2025        1,893,328
   2,084,033   FHLMC SERIES 3313 CLASS GA                                5.00          06/15/2033        2,099,630
   6,785,835   FHLMC SERIES 3316 CLASS HA<<                              5.00          07/15/2035        6,681,806
   1,685,000   FHLMC SERIES 3317 CLASS PG                                5.00          04/15/2036        1,582,272
   4,556,720   FHLMC SERIES 3325 CLASS JL                                5.50          06/15/2037        4,576,209
     365,000   FHLMC SERIES 3351 CLASS PK<<                              5.50          01/15/2032          370,511
   2,607,000   FHLMC SERIES 3372 CLASS BD                                4.50          10/15/2022        2,407,417
   1,090,000   FHLMC SERIES 3460 CLASS PB                                5.00          06/15/2031        1,065,671
   4,881,000   FHLMC SERIES 3460 CLASS PC<<                              5.00          08/15/2034        4,680,272
   1,971,826   FIRST HORIZON ALTERNATIVE MORTGAGE SECURITY SERIES
                  2006-FA6 CLASS 2A10                                    6.00          11/25/2036        1,894,877
   3,222,103   FIRST HORIZON ALTERNATIVE MORTGAGE SECURITY SERIES
                  2006-RE1 CLASS A1                                      5.50          05/25/2035        2,215,196
   2,288,138   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE
                  SERIES 1999-C4 CLASS A2                                7.39          12/15/2031        2,338,392
   1,637,062   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE
                  SERIES 2000-C2 CLASS A2                                7.20          10/15/2032        1,686,867
   1,574,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE
                  SERIES 2001-C4 CLASS B                                 6.42          12/12/2033        1,605,209
     438,627   FNMA SERIES 2003-108 CLASS BE                             4.00          11/25/2018          410,418
     234,850   FNMA SERIES 2003-113 CLASS PN                             3.50          02/25/2013          234,396
   1,144,753   FNMA SERIES 2003-15 CLASS CH                              4.00          02/25/2017        1,137,400
   1,431,600   FNMA SERIES 2003-16 CLASS PN                              4.50          10/25/2015        1,436,034
   2,952,000   FNMA SERIES 2003-3 CLASS HJ                               5.00          02/25/2018        2,924,035
      36,057   FNMA SERIES 2003-92 CLASS NM                              3.50          04/25/2013           35,985
   1,042,675   FNMA SERIES 2004-34 CLASS PI                              3.50          05/25/2014        1,040,257
   1,864,578   FNMA SERIES 2004-60 CLASS PA                              5.50          04/25/2034        1,886,174
   1,702,943   FNMA SERIES 2005-58 CLASS MA                              5.50          07/25/2035        1,733,843
   3,147,000   FNMA SERIES 2007-113 CLASS DB<<                           4.50          12/25/2022        2,892,421
     847,000   FNMA SERIES 2007-26 CLASS BA                              5.50          05/25/2029          841,339
   6,797,495   FNMA SERIES 2007-30 CLASS MA<<                            4.25          02/25/2037        6,645,208
   6,827,429   FNMA SERIES 2007-39 CLASS NA<<                            4.25          01/25/2037        6,676,915
       3,437   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES
                  2001-2 CLASS A3                                        6.03          08/11/2033            3,483
   1,562,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES
                  2002-1A CLASS A3                                       6.27          12/10/2035        1,586,846
   4,326,447   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED+/-       7.72          03/15/2033        4,440,777
   1,815,296   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2000-C2 CLASS A2+/-                             7.46          08/16/2033        1,871,031
   7,291,727   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2000-C3 CLASS A2                                6.96          09/15/2035        7,493,061

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 29,809,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2001-C2 CLASS A2                                6.70%         04/15/2034    $  30,655,343
   3,712,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2002-C3 CLASS A2                                4.93          07/10/2039        3,600,228
   5,930,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2003-C3 CLASS A4                                5.02          04/10/2040        5,692,944
     241,916   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2004-C1 CLASS A1                                3.12          03/10/2038          240,761
     195,549   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2004-C2 CLASS A1                                3.90          08/10/2038          194,602
   1,234,693   GNMA SERIES 2006-3 CLASS A                                4.21          01/16/2028        1,232,297
   1,693,000   GNMA SERIES 2006-37 CLASS JG                              5.00          07/20/2036        1,597,209
   8,543,891   GSR MORTGAGE LOAN TRUST SERIES 2006-8F CLASS 3A5          6.25          09/25/2036        8,197,777
     594,000   HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES
                  1999-PH1 CLASS C+/-                                    6.88          05/15/2031          598,047
   1,021,598   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                  CORPORATION SERIES 2000-C10 CLASS A2+/-                7.37          08/15/2032        1,046,083
   1,152,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                  CORPORATION SERIES 2002-CIB5 CLASS A2                  5.16          10/12/2037        1,127,838
  12,176,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                  CORPORATION SERIES 2003-CB7 CLASS A4+/-                4.88          01/12/2038       11,632,982
      83,481   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                  CORPORATION SERIES 2004-C3 CLASS A1                    3.77          01/15/2042           82,864
     697,011   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                  CORPORATION SERIES 2005-LDP2 CLASS A1                  4.33          07/15/2042          694,058
     509,971   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                  CORPORATION SERIES 2005-LDP3 CLASS A1                  4.66          08/15/2042          508,035
   1,995,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                  CORPORATION SERIES 2006-CB15 CLASS ASB+/-              5.79          06/12/2043        1,929,535
   5,636,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
                  SERIES 2001-CIB3 CLASS A3                              6.47          11/15/2035        5,754,379
     397,000   LEHMAN BROTHERS UBS COMMERCIAL CONDUIT MORTGAGE
                  TRUST SERIES 1999-C2 CLASS B                           7.43          10/15/2032          406,331
   3,069,792   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                  SERIES 2000-C5 CLASS A2                                6.51          12/15/2026        3,135,335
   1,368,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                  SERIES 2001-C2 CLASS A2                                6.65          11/15/2027        1,404,963
   4,857,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                  SERIES 2002-C2 CLASS A4                                5.59          06/15/2031        4,840,079
     720,120   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                  SERIES 2003-C5 CLASS A2                                3.48          07/15/2027          718,572
     503,482   MORGAN STANLEY CAPITAL I SERIES 2002-IQ2 CLASS A3         5.52          12/15/2035          504,244
   4,079,000   MORGAN STANLEY CAPITAL I SERIES 2003-IQ5 CLASS A4         5.01          04/15/2038        3,958,288
   2,332,000   MORGAN STANLEY CAPITAL I SERIES 2004-HQ3 CLASS A4         4.80          01/13/2041        2,207,420
   3,736,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS AAB        5.04          01/14/2042        3,639,978
   4,893,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ7 CLASS
                  AAB+/-                                                 5.19          11/14/2042        4,773,994
   2,754,241   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES
                  2001-TOP1 CLASS A4                                     6.66          02/15/2033        2,814,478
   3,334,886   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES
                  2001-TOP3 CLASS A4                                     6.39          07/15/2033        3,394,415
   6,199,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES
                  2001-TOP5 CLASS A4                                     6.39          10/15/2035        6,310,710
   3,800,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES
                  2003-HQ2 CLASS A2                                      4.92          03/12/2035        3,664,384
     837,029   SALOMON BROTHERS MORTGAGE SECURITIES SERIES
                  2000-C3 CLASS A2                                       6.59          12/18/2033          852,742
   2,200,411   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES
                  2002-KEY2 CLASS A2                                     4.47          03/18/2036        2,141,976
     100,225   STRUCTURED ASSET SECURITIES CORPORATION SERIES
                  1998-2 CLASS A+/-                                      2.99          02/25/2028           92,036
   5,546,339   US BANK NA SERIES 2007-1 CLASS A                          5.92          05/25/2012        5,740,183
   2,686,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES
                  2002-C1 CLASS A4                                       6.29          04/15/2034        2,731,782
   8,334,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES
                  2002-C2 CLASS A4                                       4.98          11/15/2034        8,086,066
   1,926,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES
                  2003-C5 CLASS A2                                       3.99          06/15/2035        1,782,617
   4,815,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES
                  2003-C6 CLASS A3+/-                                    4.96          08/15/2035        4,756,685
     620,657   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES
                  2003-C7 CLASS A1++                                     4.24          10/15/2035          612,396
   1,678,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES
                  2003-C8 CLASS A3                                       4.45          11/15/2035        1,652,482

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    533,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES
                  2004-C10 CLASS A4                                      4.75%         02/15/2041    $     498,312
   1,546,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES
                  2004-C11 CLASS A4                                      5.03          01/15/2041        1,502,440
   3,031,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES
                  2006-C26 CLASS A3+/-                                   6.01          06/15/2045        2,881,018
   1,886,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES
                  2006-C26 CLASS APB                                     6.00          06/15/2045        1,829,705
   1,736,668   WAMU MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2006-AR12 CLASS 1A1+/-                                 6.07          10/25/2036        1,606,307
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $368,557,312)                                          365,117,883
                                                                                                     -------------
CORPORATE BONDS & NOTES: 15.33%

APPAREL & ACCESSORY STORES: 0.10%
   1,875,000   NORDSTROM INCORPORATED                                    7.00          01/15/2038        1,698,812
                                                                                                     -------------
BUSINESS SERVICES: 0.23%
   4,005,000   ORACLE CORPORATION                                        5.75          04/15/2018        4,016,418
                                                                                                     -------------
CHEMICALS & ALLIED PRODUCTS: 0.18%
   3,265,000   SCHERING-PLOUGH CORPORATION                               6.55          09/15/2037        3,115,329
                                                                                                     -------------
COMMUNICATIONS: 1.37%
   1,424,000   AT&T INCORPORATED<<                                       6.40          05/15/2038        1,360,615
  10,528,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED        8.38          03/15/2013       11,628,608
   4,270,000   QWEST CORPORATION                                         7.50          10/01/2014        3,960,425
   4,110,000   SBC COMMUNICATIONS                                        5.10          09/15/2014        4,065,045
   2,505,000   TIME WARNER ENTERTAINMENT COMPANY LP                      8.38          07/15/2033        2,685,403
                                                                                                        23,700,096
                                                                                                     -------------
DEPOSITORY INSTITUTIONS: 2.03%
   1,265,000   BANK OF AMERICA CORPORATION                               5.38          06/15/2014        1,225,512
   3,075,000   BANK OF AMERICA CORPORATION                               5.65          05/01/2018        2,836,721
   2,740,000   CITIGROUP INCORPORATED<<                                  3.63          02/09/2009        2,735,386
  15,180,000   CITIGROUP INCORPORATED                                    6.50          08/19/2013       15,196,561
   3,075,000   CITIGROUP INCORPORATED                                    6.13          05/15/2018        2,874,977
   3,375,000   CITIGROUP INCORPORATED+/-                                 8.40          04/29/2049        2,865,443
   3,065,000   JPMORGAN CHASE & COMPANY                                  6.40          05/15/2038        2,846,763
   2,720,000   PNC FUNDING CORPORATION                                   5.25          11/15/2015        2,543,140
   2,160,000   WACHOVIA CAPITAL TRUST I+/-                               5.80          03/15/2042        1,166,400
   1,020,000   WACHOVIA CORPORATION                                      5.75          02/01/2018          865,126
                                                                                                        35,156,029
                                                                                                     -------------
EATING & DRINKING PLACES: 0.23%
   1,500,000   MCDONALD'S CORPORATION SERIES MTN                         6.30          03/01/2038        1,486,098
   2,660,000   YUM! BRANDS INCORPORATED<<                                6.88          11/15/2037        2,457,880
                                                                                                         3,943,978
                                                                                                     -------------
ELECTRIC UTILITIES: 0.09%
   1,475,000   PROGRESS ENERGY INCORPORATED                              6.85          04/15/2012        1,555,526
                                                                                                     -------------
ELECTRIC, GAS & SANITARY SERVICES: 1.77%
   2,165,000   ALLEGHENY ENERGY SUPPLY++                                 8.25          04/15/2012        2,273,250
   1,680,000   CMS ENERGY CORPORATION                                    6.55          07/17/2017        1,597,121
   1,725,000   COMMONWEALTH EDISON COMPANY                               6.15          09/15/2017        1,729,214
   4,791,000   DPL INCORPORATED                                          6.88          09/01/2011        5,007,707
   2,560,000   FLORIDA POWER CORPORATION                                 6.40          06/15/2038        2,605,023

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$  4,035,000   NEVADA POWER COMPANY SERIES A                             8.25%         06/01/2011    $   4,326,868
   2,725,000   PACIFICORP                                                6.25          10/15/2037        2,647,310
  10,649,000   TAQA ABU DHABI NATIONAL ENERGY COMPANY++                  5.62          10/25/2012       10,455,103
                                                                                                        30,641,596
                                                                                                     -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT:
   0.07%
   1,235,000   DUKE ENERGY CAROLINAS LLC<<                               6.00          01/15/2038        1,195,528
                                                                                                     -------------
FOOD & KINDRED PRODUCTS: 0.65%
   3,195,000   DR PEPPER SNAPPLE GROUP INCORPORATED++                    6.82          05/01/2018        3,253,357
   6,205,000   KRAFT FOODS INCORPORATED                                  6.13          02/01/2018        6,093,906
   2,035,000   KRAFT FOODS INCORPORATED                                  6.13          08/23/2018        1,996,180
                                                                                                        11,343,443
                                                                                                     -------------
GENERAL MERCHANDISE STORES: 0.16%
   2,825,000   WAL-MART STORES INCORPORATED                              6.20          04/15/2038        2,794,541
                                                                                                     -------------
HEALTH SERVICES: 0.21%
   4,245,000   COVENTRY HEALTH CARE INCORPORATED                         5.95          03/15/2017        3,730,901
                                                                                                     -------------
HOLDING & OTHER INVESTMENT OFFICES: 0.38%
   6,880,000   ALLIED CAPITAL CORPORATION                                6.63          07/15/2011        6,648,006
                                                                                                     -------------
INSURANCE CARRIERS: 0.71%
   1,285,000   ACE INA HOLDINGS INCORPORATED<<                           5.70          02/15/2017        1,232,770
     610,000   ACE INA HOLDINGS INCORPORATED                             6.70          05/15/2036          582,651
   6,080,000   AMERICAN INTERNATIONAL GROUP INCORPORATED++               8.25          08/15/2018        5,993,792
   2,475,000   LIBERTY MUTUAL GROUP++                                    7.50          08/15/2036        2,137,601
   2,490,000   UNITEDHEALTH GROUP INCORPORATED                           6.88          02/15/2038        2,286,881
                                                                                                        12,233,695
                                                                                                     -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.79%
   2,600,000   AMERICAN EXPRESS                                          8.15          03/19/2038        2,653,750
   4,585,000   CREDIT SUISSE NEW YORK                                    6.00          02/15/2018        4,399,092
   3,740,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA          3.75          12/15/2009        3,764,183
   2,925,000   JPMORGAN CHASE BANK NATIONAL SERIES BKNT                  6.00          10/01/2017        2,831,388
                                                                                                        13,648,413
                                                                                                     -------------
OFFICE EQUIPMENT: 0.32%
   2,035,000   XEROX CORPORATION                                         5.50          05/15/2012        2,021,282
   3,585,000   XEROX CORPORATION                                         6.35          05/15/2018        3,467,896
                                                                                                         5,489,178
                                                                                                     -------------
OIL & GAS EXTRACTION: 1.37%
   5,251,000   DEVON FINANCING CORPORATION                               6.88          09/30/2011        5,578,405
     980,000   EL PASO NATURAL GAS COMPANY                               5.95          04/15/2017          931,537
   2,520,000   SOUTHERN NATURAL GAS COMPANY++                            5.90          04/01/2017        2,387,745
   1,580,000   WEATHERFORD INTERNATIONAL INCORPORATED                    5.95          06/15/2012        1,605,729
   1,955,000   WEATHERFORD INTERNATIONAL INCORPORATED                    6.35          06/15/2017        1,963,893
   5,315,000   XTO ENERGY INCORPORATED                                   5.75          12/15/2013        5,334,729
   5,315,000   XTO ENERGY INCORPORATED                                   6.50          12/15/2018        5,299,475
     635,000   XTO ENERGY INCORPORATED                                   6.38          06/15/2038          572,430
                                                                                                        23,673,943
                                                                                                     -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
PHARMACEUTICALS: 0.61%
$  2,730,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                      6.38%         05/15/2038    $   2,731,471
   7,434,000   WYETH                                                     6.95          03/15/2011        7,893,867
                                                                                                        10,625,338
                                                                                                     -------------
PIPELINES: 0.58%
   7,115,000   KINDER MORGAN INCORPORATED                                6.50          09/01/2012        7,043,850
   3,059,000   PLAINS ALL AMERICAN PIPELINE LP++                         6.50          05/01/2018        3,009,218
                                                                                                        10,053,068
                                                                                                     -------------
PRIMARY METAL INDUSTRIES: 0.49%
   7,555,000   ALCOA INCORPORATED                                        6.00          07/15/2013        7,563,786
     925,000   CORNING INCORPORATED                                      7.25          08/15/2036          928,258
                                                                                                         8,492,044
                                                                                                     -------------
RAILROAD TRANSPORTATION: 0.12%
   2,100,000   BURLINGTON NORTHERN SANTA FE CORPORATION<<                5.75          03/15/2018        2,086,285
                                                                                                     -------------
REAL ESTATE: 0.43%
   7,870,000   WEA FINANCE LLC++                                         7.13          04/15/2018        7,532,763
                                                                                                     -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.21%
   4,015,000   HEALTH CARE PROPERTIES INVESTORS INCORPORATED             5.65          12/15/2013        3,636,907
                                                                                                     -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.42%
   4,310,000   GOLDMAN SACHS CAPITAL II+/-                               5.79          12/29/2049        2,671,295
   3,885,000   GOLDMAN SACHS GROUP INCORPORATED                          6.75          10/01/2037        3,418,229
   5,412,000   LAZARD GROUP LLC                                          7.13          05/15/2015        4,936,826
   4,145,000   LAZARD GROUP LLC                                          6.85          06/15/2017        3,563,825
   3,000,000   MORGAN STANLEY SERIES MTN                                 6.25          08/28/2017        2,730,579
   3,900,000   MORGAN STANLEY SERIES MTN                                 5.95          12/28/2017        3,470,661
   4,070,000   MORGAN STANLEY SERIES MTN                                 6.63          04/01/2018        3,781,531
                                                                                                        24,572,946
                                                                                                     -------------
TOBACCO PRODUCTS: 0.11%
   1,890,000   PHILIP MORRIS INTERNATIONAL INCORPORATED                  5.65          05/16/2018        1,859,393
                                                                                                     -------------
TRANSPORTATION EQUIPMENT: 0.70%
   5,645,000   DAIMLER NA HOLDING CORPORATION<<                          6.50          11/15/2013        5,608,149
     965,000   DAIMLER NA HOLDING CORPORATION<<                          8.50          01/18/2031          992,293
   5,600,000   DAIMLER NA HOLDING CORPORATION SERIES MTN+/-              3.14          03/13/2009        5,589,142
                                                                                                        12,189,584
                                                                                                     -------------
TOTAL CORPORATE BONDS & NOTES (COST $275,657,706)                                                      265,633,760
                                                                                                     -------------
FOREIGN CORPORATE BONDS@: 3.82%
     704,000   AMERICA MOVIL SA DE CV                                    6.13          11/15/2037          641,555
     661,000   AMERICA MOVIL SA DE CV                                    6.38          03/01/2035          634,684
   2,535,000   ASTRAZENECA PLC                                           5.40          09/15/2012        2,618,016
   1,551,000   BRITISH TELECOMMUNICATIONS PLC                            5.95          01/15/2018        1,471,519
   3,215,000   CREDIT SUISSE NEW YORK                                    5.00          05/15/2013        3,131,490
   3,095,000   DIAGEO CAPITAL PLC                                        5.20          01/30/2013        3,131,112
     975,000   DIAGEO CAPITAL PLC                                        5.75          10/23/2017          966,329
   3,405,000   EXPORT-IMPORT BANK OF KOREA EIBKOR                        5.50          10/17/2012        3,393,379
   2,970,000   FRANCE TELECOM SA                                         7.75          03/01/2011        3,164,689
   2,160,000   HSBC HOLDINGS PLC                                         6.80          06/01/2038        2,044,207
   1,055,000   HUSKY ENERGY INCORPORATED                                 6.80          09/15/2037          989,554

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
FOREIGN CORPORATE BONDS (continued)
$  1,446,000   HUSKY OIL COMPANY                                         7.55%         11/15/2016    $   1,541,675
   1,655,000   HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                 7.45          11/24/2033        1,679,708
   2,045,000   PETRO CANADA                                              6.80          05/15/2038        1,945,478
   5,500,000   PETROBRAS INTERNATIONAL FINANCE COMPANY                   5.88          03/01/2018        5,367,769
   2,395,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED
               III++                                                     6.33          09/30/2027        2,173,367
   5,520,000   RIO TINTO FINANCE USA LIMITED                             5.88          07/15/2013        5,566,605
   2,995,000   RIO TINTO FINANCE USA LIMITED                             6.50          07/15/2018        3,013,311
   1,380,000   ROGERS CABLE INCORPORATED                                 5.50          03/15/2014        1,350,175
   6,247,000   ROGERS WIRELESS INCORPORATED                              6.38          03/01/2014        6,336,557
   1,290,000   TELEFONICA EMISIONES SAU                                  5.86          02/04/2013        1,291,562
   4,555,000   TELEFONICA EMISIONES SAU                                  5.98          06/20/2011        4,626,012
   2,055,000   THOMSON REUTERS CORPORATION                               5.95          07/15/2013        2,083,172
   3,030,000   TRANSOCEAN INCORPORATED<<                                 6.00          03/15/2018        3,022,537
   1,050,000   WEATHERFORD INTERNATIONAL LIMITED                         7.00          03/15/2038        1,046,070
   3,040,000   WESTFIELD GROUP++                                         5.40          10/01/2012        2,888,261
TOTAL FOREIGN CORPORATE BONDS (COST $67,000,141)                                                        66,118,793
                                                                                                     -------------
FOREIGN GOVERNMENT BONDS@: 0.64%
   5,200,000   EMIRATE OF ABU DHABI++                                    5.50          08/02/2012        5,409,560
   4,060,000   TRANSCANADA PIPELINES LIMITED                             7.25          08/15/2038        4,161,504
   1,435,000   UNITED MEXICAN STATES SERIES MTNA                         5.88          01/15/2014        1,483,790
TOTAL FOREIGN GOVERNMENT BONDS (COST $10,718,547)                                                       11,054,854
                                                                                                     -------------
US TREASURY SECURITIES: 7.37%
US TREASURY BONDS: 2.56%
   1,434,000   US TREASURY BOND<<                                        8.88          02/15/2019        2,019,475
   2,950,000   US TREASURY BOND<<                                        7.13          02/15/2023        3,826,011
   2,895,000   US TREASURY BOND<<                                        6.25          05/15/2030        3,611,061
     776,000   US TREASURY BOND<<                                        5.38          02/15/2031          875,304
  22,633,000   US TREASURY BOND<<                                        4.50          02/15/2036       22,859,330
   3,412,300   US TREASURY BOND<<                                        4.75          02/15/2037        3,586,116
   2,247,100   US TREASURY BOND<<                                        5.00          05/15/2037        2,455,483
   5,101,000   US TREASURY BOND<<                                        4.38          02/15/2038        5,064,737
                                                                                                        44,297,517
                                                                                                     -------------
US TREASURY NOTES: 4.81%
     685,000   US TREASURY NOTE                                          4.63          07/31/2009          699,878
     123,000   US TREASURY NOTE<<                                        4.00          08/31/2009          125,191
     398,000   US TREASURY NOTE<<                                        3.63          10/31/2009          404,436
   2,889,000   US TREASURY NOTE<<                                        2.00          02/28/2010        2,880,423
   1,691,600   US TREASURY NOTE<<                                        1.75          03/31/2010        1,679,441
     770,000   US TREASURY NOTE<<                                        4.50          05/15/2010          799,657
   1,478,000   US TREASURY NOTE<<                                        2.88          06/30/2010        1,493,588
      20,000   US TREASURY NOTE                                          4.63          10/31/2011           21,181
  28,819,000   US TREASURY NOTE<<                                        3.38          07/31/2013       29,213,013
   2,800,000   US TREASURY NOTE<<                                        4.75          08/15/2017        3,016,126
  20,212,000   US TREASURY NOTE<<                                        3.88          05/15/2018       20,330,422
  17,982,000   US TREASURY NOTE<<                                        4.00          08/15/2018       18,255,938
  10,967,000   US TREASURY NOTE<<##                                      4.66          11/15/2027        4,527,558
                                                                                                        83,446,852
                                                                                                     -------------
TOTAL US TREASURY SECURITIES (COST $126,822,486)                                                       127,744,369
                                                                                                     -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

   SHARES                         SECURITY NAME                                                          VALUE
------------   ---------------------------------------------------                                   -------------
COLLATERAL FOR SECURITIES LENDING: 32.16%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.42%
  10,492,007   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                             $  10,492,007
  10,492,007   DAILY ASSETS FUND INSTITUTIONAL                                                          10,492,007
  10,492,007   DREYFUS CASH MANAGEMENT FUND                                                             10,492,007
  10,492,007   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                          10,492,007
                                                                                                        41,968,028
                                                                                                     -------------

  PRINCIPAL                                                          INTEREST RATE   MATURITY DATE
------------                                                         -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 29.74%
$  8,743,339   ALPINE SECURITIZATION CORPORATION++                       2.47%         09/18/2008        8,731,941
   1,554,371   AMSTEL FUNDING CORPORATION++                              2.50          09/02/2008        1,554,048
   8,937,636   AMSTEL FUNDING CORPORATION++                              2.70          09/03/2008        8,934,954
   3,303,039   ASPEN FUNDING CORPORATION++                               2.12          09/02/2008        3,302,456
   3,594,484   ASPEN FUNDING CORPORATION++                               2.48          09/25/2008        3,588,046
   7,966,154   ATLANTIS ONE FUNDING CORPORATION++                        2.55          09/26/2008        7,950,918
  63,534,932   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $63,549,969)                           2.13          09/02/2008       63,534,932
   9,714,821   BASF FINANCE EUROPE NV+/-++                               2.80          10/17/2008        9,711,083
   8,743,339   CAFCO LLC++                                               2.40          09/22/2008        8,729,933
   3,497,336   CANCARA ASSET SECURITIZATION LIMITED++                    2.50          09/04/2008        3,496,121
   3,497,336   CBA (DELAWARE) FINANCE INCORPORATED                       2.35          09/02/2008        3,496,651
   2,174,999   CHEYNE FINANCE LLC+/-++####(a)(i)                         1.99          02/25/2008           35,887
   7,577,561   CRC FUNDING LLC++                                         2.42          09/23/2008        7,565,336
  13,406,454   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MONEY MARKET SECURITIES
                  (MATURITY VALUE $13,409,731)                           2.20          09/02/2008       13,406,454
   9,325,451   DANSKE BANK A/S COPENHAGEN                                1.88          09/02/2008        9,325,451
  19,623,939   DANSKE BANK A/S COPENHAGEN                                2.03          09/02/2008       19,623,939
  12,240,675   DANSKE BANK A/S COPENHAGEN                                2.15          09/02/2008       12,240,675
  11,269,193   DANSKE BANK A/S COPENHAGEN                                2.18          09/02/2008       11,269,193
  11,269,193   DANSKE BANK A/S COPENHAGEN                                2.20          09/02/2008       11,269,193
  12,629,268   DANSKE BANK A/S COPENHAGEN                                2.23          09/02/2008       12,629,268
   2,720,150   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES
                  (MATURITY VALUE $2,720,809)                            2.18          09/02/2008        2,720,150
  47,602,625   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $47,613,944)                           2.14          09/02/2008       47,602,625
   6,800,375   ERASMUS CAPITAL CORPORATION++                             2.48          09/02/2008        6,798,970
   8,743,339   FAIRWAY FINANCE CORPORATION++                             2.54          09/16/2008        8,732,852
   4,501,654   FALCON ASSET SECURITIZATION CORPORATION++                 2.45          09/22/2008        4,494,608
   5,634,596   FALCON ASSET SECURITIZATION CORPORATION++                 2.45          09/25/2008        5,624,626
   2,365,948   FORTIS BANQUE LUXEMBOURG                                  2.47          09/18/2008        2,362,863
   2,137,261   GEMINI SECURITIZATION INCORPORATED++                      2.47          09/26/2008        2,133,301
   4,857,411   GRAMPIAN FUNDING LIMITED++                                2.56          09/24/2008        4,848,775
   4,673,648   GRYPHON FUNDING LIMITED(a)(i)                             0.00          08/23/2009        2,078,371
   6,800,375   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(a)(i)       2.55          10/16/2008        6,800,375
   3,885,929   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES
                  (MATURITY VALUE $3,886,879)                            2.20          09/02/2008        3,885,929
  52,460,036   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $52,472,452)                           2.13          09/02/2008       52,460,036
   3,691,632   JUPITER SECURITIZATION CORPORATION++                      2.45          09/25/2008        3,685,100
   4,080,225   LIBERTY STREET FUNDING CORPORATION++                      2.47          09/17/2008        4,075,186
   2,768,724   LIBERTY STREET FUNDING CORPORATION++                      2.48          09/19/2008        2,764,909
   2,623,002   LMA AMERICAS LLC++                                        2.58          09/23/2008        2,618,490
   8,743,339   MAZARIN FUNDING CORPORATION++                             2.50          09/26/2008        8,726,946
   4,857,411   METLIFE GLOBAL FUNDING I+/-++                             2.47          10/21/2008        4,856,605
   2,560,244   MONT BLANC CAPITAL CORPORATION                            2.55          09/05/2008        2,559,156
   1,554,371   MONT BLANC CAPITAL CORPORATION++                          2.55          09/08/2008        1,553,381
   2,987,308   MORGAN STANLEY+/-                                         2.62          10/15/2008        2,987,308
   4,857,411   NATEXIS BANQUES POPULAIRES+/-++                           2.80          09/08/2008        4,857,295

   The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    971,482   NORDEA NORTH AMERICA INCORPORATED                         2.39%         09/16/2008    $      970,386
   1,457,223   OLD LINE FUNDING CORPORATION++                            2.50          09/08/2008         1,456,312
   7,577,561   PRUDENTIAL PLC++                                          2.42          09/10/2008         7,571,958
   8,743,339   RANGER FUNDING CORPORATION++                              2.45          09/24/2008         8,728,463
   6,411,782   SALISBURY RECEIVABLES COMPANY++                           2.50          09/10/2008         6,406,884
   5,828,893   SCALDIS CAPITAL LIMITED++                                 2.60          09/24/2008         5,818,368
   8,626,761   SHEFFIELD RECEIVABLES CORPORATION++                       2.48          09/09/2008         8,620,819
   8,743,339   SOLITAIRE FUNDING LLC++                                   2.45          09/26/2008         8,727,273
   7,771,857   STANFIELD VICTORIA FUNDING LLC+/-++####(a)(i)             2.79          04/03/2008         6,217,486
   4,371,670   STARBIRD FUNDING CORPORATION++                            2.70          09/23/2008         4,363,801
   4,663,114   STARBIRD FUNDING CORPORATION++                            2.76          09/24/2008         4,654,209
   8,354,746   SWEDBANK MORTGAGE AB                                      2.48          09/19/2008         8,343,235
  19,429,643   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-(a)(i)           2.32          10/31/2008        19,429,643
   1,748,668   TULIP FUNDING CORPORATION++                               2.45          09/26/2008         1,745,455
   4,857,411   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++        2.49          10/08/2008         4,856,826
   4,857,411   VICTORIA FINANCE LLC+/-++####(a)(i)                       2.48          05/02/2008         3,885,929
   4,857,411   VICTORIA FINANCE LLC+/-++####(a)(i)                       2.22          08/07/2008         3,885,929
                                                                                                        515,307,312
                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $563,585,597)                                             557,275,340
                                                                                                     --------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 6.55%
 113,406,043   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                             113,406,043
                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $113,406,043)                                                        113,406,043
                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,572,023,699)*                                                  147.38%                      $2,553,637,817
OTHER ASSETS AND LIABILITIES, NET                                       (47.38)                        (820,909,571)
                                                                        ------                       --------------
TOTAL NET ASSETS                                                        100.00%                      $1,732,728,246
                                                                        ------                       --------------

<<   All or a portion of this security is on loan. (See Note 2)

+/-  Variable rate investments.

%%   Securities issued on a when-issued (TBA) basis. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

@    Foreign bond principal is denominated in US dollars.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $113,406,043.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

SCHEDULE OF SECURITIES SOLD SHORT: (0.41%)

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: (0.41%)
 (6,000,000)   FNMA TBA%%                                                5.50%         10/01/2020        (6,033,750)

   The accompanying notes are an integral part of these financial statements.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL                       SECURITY NAME                      INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------   -------------   -------------   -------------
 (1,000,000)   FNMA TBA%%                                                6.50%         09/01/2033        (1,028,438)
                                                                                                         (7,062,188)
                                                                                                     --------------
TOTAL SHORT SALES (COST $(7,034,844))                                                                    (7,062,188)
                                                                                                     --------------

   The accompanying notes are an integral part of these financial statements.

INCOME PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENTS

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

     Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

     Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

     Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

     Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          - Level 1 - quoted prices in active markets for identical investments

          - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Funds' investments in securities:

                                                                                 TOTAL FAIR
                                                                                 VALUE AS OF
                                      LEVEL 1       LEVEL 2        LEVEL 3        08/31/08
                                      -------   --------------   -----------   --------------
Inflation Protected Bonds Portfolio      $0     $  237,784,829   $ 5,744,591   $  243,529,420
Managed Fixed Income Portfolio            0        888,490,052     6,842,939      895,332,991
Stable Income Portfolio                   0        533,736,055     4,580,374      538,316,429
Total Return Bond Portfolio               0      2,479,836,131    73,801,686    2,553,637,817

The following is a summary of the inputs used as of August 31, 2008 in valuing the Funds' investments in other financial instruments:*

                                                                        TOTAL UNREALIZED
                                                                          APPRECIATION/
                                        LEVEL 1     LEVEL 2   LEVEL 3    (DEPRECIATION)
                                      -----------   -------   -------   ----------------
Inflation Protected Bonds Portfolio   $         0      $0        $0        $         0
Managed Fixed Income Portfolio         28,741,563       0         0         28,741,563
Stable Income Portfolio                         0       0         0                  0
Total Return Bond Portfolio                     0       0         0                  0

* Other financial instruments include: futures, options, sale commitments, and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                     MANAGED
                                       INFLATION      FIXED       STABLE         TOTAL
                                       PROTECTED     INCOME       INCOME     RETURN BOND
                                       PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                      ----------   ----------   ----------   -----------
Balance as of 05/31/2008              $6,604,921   $8,029,240   $4,350,149   $63,481,391
   Accrued discounts/premiums                  0            0            0        (1,832)
   Realized gain/(loss)                 (316,535)    (374,114)    (294,150)   (2,293,495)
   Unrealized
      appreciation/(depreciation)        228,244      128,910      167,677       537,676
   Net purchases (sales)                (772,039)    (941,097)     356,698    10,295,740
   Transfer out of Level 3                     0            0            0     1,782,207
Balance as of 08/31/2008              $5,744,591   $6,842,939   $4,580,374   $73,801,686

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 13, 2008


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION

I, Stephen W. Leonhardt certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 13, 2008


/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Master Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

Date: October 13, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Master Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President


                                        By: /s/ Stephen W. Leonhardt

                                            Stephen W. Leonhardt
                                            Treasurer

Date: October 13, 2008